As filed with the Securities and Exchange Commission on January

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 033-00499 and 811-04417

Shelton Funds

(Exact name of registrant as specified in charter)

1875 Lawrence St. Suite 300, Denver, Colorado 80202

(Address of principal executive offices) (Zip code)

Stephen C. Rogers

1875 Lawrence St. Suite 300, Denver, Colorado 80202

(Name and address of agent for service)

(415) 398-2727

Registrant's telephone number, including area code

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2018

S&P 500 INDEX FUND

Portfolio of Investments (Unaudited)

11/30/2018

Security Description	Maturity Date	Shares	Value (Note 1)
Common Stock (99.86%)

Basic Materials (2.03%)
Air Products & Chemicals Inc		1,615	259,805
Albemarle Corp		868	83,606
CF Industries Holdings Inc		1,795	75,731
DowDuPont Inc		17,485	1,011,507
Eastman Chemical Co		1,048	82,603
FMC Corp		1,102	91,179
Freeport-McMoRan Inc		6,887	82,231
International Flavors & Fragrances Inc		683	96,733
International Paper Co		3,175	146,653
The Mosaic Co		2,068	74,448
Newmont Mining Corp		3,766	121,792
Nucor Corp		2,404	145,226
PPG Industries Inc		2,102	229,812
The Sherwin-Williams Co		628	266,316
Linde PLC		4,315	686,301
LyondellBasell Industries NV		2,532	236,261
Total Basic Materials			3,690,204

Communications (14.27%)
AT&T Inc		56,729	1,772,214
Alphabet Inc* - Class A		2,286	2,536,660
Alphabet Inc* - Class C		2,406	2,633,199
Amazon.com Inc* (a)		3,145	5,315,584
Arista Networks Inc*		162	38,634
Booking Holdings Inc*		361	682,969
CBS Corp		2,752	149,102
CenturyLink Inc		4,581	86,123
Charter Communications Inc*		1,463	481,620
Cisco Systems Inc		37,866	1,812,645
Comcast Corp		36,651	1,429,755
The Walt Disney Co		11,275	1,302,150
Discovery Inc* - Class A		1,878	57,692
Discovery Inc* - Class C		1,878	52,453
DISH Network Corp*		1,784	58,444
eBay Inc*		8,321	248,382
Expedia Group Inc		689	83,224
Facebook Inc* (a)		18,754	2,637,000
F5 Networks Inc*		602	103,526
The Interpublic Group of Cos Inc		3,241	76,164
Juniper Networks Inc		2,718	78,034
Motorola Solutions Inc		1,430	187,688
Netflix Inc*		3,319	949,665
News Corp - Class A		3,745	48,610
News Corp - Class B		910	12,194
Omnicom Group Inc		1,982	152,555
Symantec Corp		5,172	114,353
TripAdvisor Inc*		850	54,451
Twenty-First Century Fox Inc		3,726	182,686
Twenty-First Century Fox Inc		8,143	402,834
Twitter Inc*		5,110	160,710
VeriSign Inc*		689	107,525
Verizon Communications Inc		31,159	1,878,887
Viacom Inc		2,740	84,556
Total Communications			25,972,288

Consumer, Cyclical (8.74%)
Advance Auto Parts Inc	548	97,385
Alaska Air Group Inc	963	70,549
American Airlines Group Inc	4,021	161,483
AutoZone Inc*	275	222,494
Best Buy Co Inc	1,956	126,338
BorgWarner Inc	1,664	65,861
CarMax Inc*	1,689	111,592
Carnival Corp	3,334	201,007
Chipotle Mexican Grill Inc*	234	110,731
Copart Inc*	641	32,806
Costco Wholesale Corp	3,160	730,845
DR Horton Inc	2,495	92,864
Darden Restaurants Inc	933	103,134
Delta Air Lines Inc	5,026	305,128
Dollar General Corp	1,932	214,433
Dollar Tree Inc*	1,907	165,470
Fastenal Co	2,014	119,350
Foot Locker Inc	1,044	58,882
Ford Motor Co	27,615	259,857
The Gap Inc	2,194	59,874
General Motors Co	10,151	385,230
Genuine Parts Co	1,170	121,341
The Goodyear Tire & Rubber Co	1,847	42,777
WW Grainger Inc	441	138,492
Hanesbrands Inc	3,007	47,841
Harley-Davidson Inc	1,765	74,642
Hasbro Inc	950	86,450
Hilton Worldwide Holdings Inc	1,615	121,997
The Home Depot Inc	9,397	1,694,467
Kohl's Corp	1,587	106,599
L Brands Inc	1,787	59,168
LKQ Corp*	2,347	65,340
Leggett & Platt Inc	1,017	39,399
Lennar Corp	2,200	94,006
Lowe's Cos Inc	6,732	635,299
MGM Resorts International	3,988	107,516
Macy's Inc	2,961	101,325
Marriott International Inc/MD	2,467	283,779
Mattel Inc*	2,508	34,861
McDonald's Corp	6,382	1,203,071
Mohawk Industries Inc*	459	58,780
Newell Brands Inc	3,701	86,603
NIKE Inc	10,668	801,380
Nordstrom Inc	1,123	59,373
O'Reilly Automotive Inc*	665	230,609
PVH Corp	574	63,433
PACCAR Inc	2,601	161,834
PulteGroup Inc	2,804	74,362
Ralph Lauren Corp	449	50,019
Ross Stores Inc	3,322	291,007
Southwest Airlines Co	4,671	255,083
Starbucks Corp	10,948	730,451
The TJX Cos Inc	10,832	529,143
Tapestry Inc	2,156	83,933
Target Corp	4,818	341,885
Tiffany & Co	950	86,450
Tractor Supply Co	1,050	99,887
Ulta Beauty Inc*	468	139,366
Under Armour Inc* - Class A	1,210	28,895
Under Armour Inc* - Class C	1,218	27,198
United Continental Holdings Inc*	2,214	214,094
VF Corp	2,588	210,379
Walmart Inc	11,851	1,157,250
Walgreens Boots Alliance Inc	6,346	537,316
Whirlpool Corp	570	71,894
Wynn Resorts Ltd	526	57,544
Yum! Brands Inc	2,700	248,994
Michael Kors Holdings Ltd*	1,328	58,100
Aptiv PLC	2,173	156,239
Norwegian Cruise Line Holdings Ltd*	1,599	82,061
Royal Caribbean Cruises Ltd	1,236	139,755
Total Consumer, Cyclical		15,887,000

Consumer, Non-Cyclical (23.29%)
Abbott Laboratories	13,435	994,862
AbbVie Inc	12,821	1,208,636
ABIOMED Inc*	140	46,575
Alexion Pharmaceuticals Inc*	1,383	170,316
Align Technology Inc*	600	137,934
Allergan PLC	2,617	409,822
Altria Group Inc	14,863	814,938
AmerisourceBergen Corp	1,565	139,129
Amgen Inc	5,284	1,100,393
Anthem Inc	2,002	580,720
Archer-Daniels-Midland Co	4,902	225,590
Automatic Data Processing Inc	3,564	525,405
Avery Dennison Corp	891	85,892
Baxter International Inc	3,880	265,974
Becton Dickinson and Co	1,897	479,467
Biogen Inc*	1,739	580,339
Boston Scientific Corp*	11,526	434,184
Bristol-Myers Squibb Co	12,265	655,687
Brown-Forman Corp	1,728	82,460
Campbell Soup Co	1,449	56,801
Cardinal Health Inc	2,511	137,678
Celgene Corp*	6,007	433,826
Centene Corp*	1,292	183,787
Church & Dwight Co Inc	1,996	132,115
Cigna Corp	2,081	464,854
Cintas Corp	801	150,091
The Clorox Co	943	156,180
The Coca-Cola Co	30,037	1,513,865
Colgate-Palmolive Co	6,558	416,564
Conagra Brands Inc	2,987	96,600
Constellation Brands Inc	1,083	212,008
The Cooper Cos Inc	374	104,282
Coty Inc	3,684	30,725
CVS Health Corp	10,097	809,769
Danaher Corp	4,166	456,344
DaVita Inc*	1,224	80,857
DENTSPLY SIRONA Inc	1,160	43,825
Ecolab Inc	1,937	310,869
Edwards Lifesciences Corp*	1,716	278,009
Eli Lilly & Co	7,419	880,190
Equifax Inc	870	89,323
The Estee Lauder Cos Inc	1,800	256,788
Express Scripts Holding Co*	4,798	486,853
FleetCor Technologies Inc*	699	135,187
Gartner Inc*	714	109,378
General Mills Inc	4,683	198,138
Gilead Sciences Inc	10,033	721,774
Global Payments Inc	1,172	131,041

H&R Block Inc	1,994	53,858
HCA Healthcare Inc	2,209	318,074
Henry Schein Inc*	1,256	112,035
The Hershey Co	1,114	120,646
Hologic Inc*	2,135	94,815
Hormel Foods Corp	2,128	95,952
Humana Inc	1,191	392,399
IDEXX Laboratories Inc*	691	140,798
IHS Markit Ltd*	2,494	133,105
Illumina Inc*	1,143	385,763
Incyte Corp*	1,363	87,573
Intuitive Surgical Inc*	855	453,894
IQVIA Holdings Inc*	1,146	143,330
The JM Smucker Co	823	86,012
Johnson & Johnson (a)	20,958	3,078,730
Kellogg Co	1,816	115,588
Kimberly-Clark Corp	2,926	337,573
The Kraft Heinz Co	4,282	218,896
The Kroger Co	8,014	237,695
Laboratory Corp of America Holdings*	705	102,676
McCormick & Co Inc/MD	975	146,250
McKesson Corp	1,736	216,132
Medtronic PLC	10,936	1,066,588
Merck & Co Inc	21,298	1,689,783
Molson Coors Brewing Co	1,200	78,924
Mondelez International Inc	11,909	535,667
Monster Beverage Corp*	3,387	202,136
Moody's Corp	1,498	238,287
Mylan NV*	3,101	105,000
Nektar Therapeutics*	1,277	51,578
Nielsen Holdings PLC	1,879	51,052
PayPal Holdings Inc*	8,321	714,025
PepsiCo Inc	11,085	1,351,705
Perrigo Co PLC	677	42,164
Pfizer Inc	45,992	2,126,210
Philip Morris International Inc	11,608	1,004,440
The Procter & Gamble Co	20,266	1,915,340
Quanta Services Inc*	1,601	56,195
Quest Diagnostics Inc	1,168	103,450
Regeneron Pharmaceuticals Inc*	562	205,495
ResMed Inc	1,127	125,987
Robert Half International Inc	1,032	63,809
Rollins Inc	308	19,576
S&P Global Inc	2,019	369,194
Stryker Corp	2,155	378,116
Sysco Corp	3,758	253,289
Thermo Fisher Scientific Inc	3,062	764,122
Total System Services Inc	1,190	103,970
Tyson Foods Inc	2,328	137,236
United Rentals Inc*	724	84,802
UnitedHealth Group Inc	7,607	2,140,307
Universal Health Services Inc	683	94,247
Varian Medical Systems Inc*	875	107,966
Verisk Analytics Inc*	1,197	147,614
Vertex Pharmaceuticals Inc*	1,731	312,947
WellCare Health Plans Inc*	156	39,761
The Western Union Co	4,688	87,806
Zimmer Biomet Holdings Inc	1,338	156,573
Zoetis Inc	3,718	349,009
Total Consumer, Non-Cyclical		42,362,208

Energy (5.23%)
Anadarko Petroleum Corp	3,750	198,375
Apache Corp	2,792	98,083
Baker Hughes a GE Co	3,384	77,223
Cabot Oil & Gas Corp	3,164	79,606
Chevron Corp (a)	14,364	1,708,454
Cimarex Energy Co	657	53,861
Concho Resources Inc*	1,114	145,199
ConocoPhillips	8,936	591,384
Devon Energy Corp	2,767	74,792
EOG Resources Inc	3,850	397,744
EQT Corp	1,085	20,300
Equitrans Midstream Corp*	868	19,374
Exxon Mobil Corp (a)	32,610	2,592,495
Halliburton Co	6,883	216,333
Helmerich & Payne Inc	805	48,783
Hess Corp	1,823	98,241
HollyFrontier Corp	508	31,735
Kinder Morgan Inc/DE	15,052	256,938
Marathon Oil Corp	5,187	86,571
Marathon Petroleum Corp	5,770	375,973
National Oilwell Varco Inc	3,192	102,495
Newfield Exploration Co*	988	16,747
Noble Energy Inc	2,616	62,104
Occidental Petroleum Corp	5,892	414,031
ONEOK Inc	3,307	203,149
Phillips 66	3,493	326,665
Pioneer Natural Resources Co	1,287	190,154
Schlumberger Ltd	11,025	497,228
TechnipFMC PLC	3,637	83,978
Valero Energy Corp	3,459	276,374
The Williams Cos Inc	6,307	159,693
Total Energy		9,504,082

Financial (18.08%)
Affiliated Managers Group Inc	409	45,448
Aflac Inc	6,890	315,149
Alexandria Real Estate Equities Inc	700	87,150
Alliance Data Systems Corp	400	80,144
The Allstate Corp	3,124	278,630
American Express Co	5,917	664,302
American International Group Inc	6,822	295,052
American Tower Corp	2,860	470,441
Ameriprise Financial Inc	1,369	177,628
Aon PLC	2,040	336,824
Apartment Investment & Management Co	1,070	50,386
Arthur J Gallagher & Co	1,374	105,894
Assurant Inc	596	57,955
AvalonBay Communities Inc	1,044	198,955
Bank of America Corp	74,761	2,123,212
The Bank of New York Mellon Corp	8,692	445,987
BB&T Corp	5,247	268,122
Berkshire Hathaway Inc*	15,083	3,291,713
BlackRock Inc	941	402,757
Boston Properties Inc	1,078	141,434
Brighthouse Financial Inc*	700	28,182
Capital One Financial Corp	4,021	360,603
Cboe Global Markets Inc	706	75,980
CBRE Group Inc*	2,058	89,893
The Charles Schwab Corp	9,317	417,402
Chubb Ltd	3,685	492,832
Cincinnati Financial Corp	1,179	96,360
Citigroup Inc	20,197	1,308,564
Citizens Financial Group Inc	3,885	141,259
CME Group Inc	2,250	427,680
Comerica Inc	1,331	105,389
Crown Castle International Corp	2,760	317,124
Digital Realty Trust Inc	1,218	140,119
Discover Financial Services	3,035	216,396
Duke Realty Corp	2,792	79,460
E*TRADE Financial Corp	1,181	61,754
Equinix Inc	434	167,212
Equity Residential	2,164	154,185
Essex Property Trust Inc	463	121,542
Everest Re Group Ltd	326	72,398
Extra Space Storage Inc	949	91,085
Federal Realty Investment Trust	548	72,385
Fifth Third Bancorp	5,427	151,576
Franklin Resources Inc	3,105	105,228
The Goldman Sachs Group Inc	2,819	537,555
The Hartford Financial Services Group Inc	2,922	129,123
HCP Inc	3,020	88,365
Host Hotels & Resorts Inc	5,173	98,287

Huntington Bancshares Inc/OH	5,456	79,603
Intercontinental Exchange Inc	4,245	346,901
Invesco Ltd	3,410	69,394
Iron Mountain Inc	1,369	46,505
Jefferies Financial Group Inc	1,447	31,617
JPMorgan Chase & Co	26,976	2,999,460
KeyCorp	6,704	122,951
Kimco Realty Corp	2,994	48,952
Lincoln National Corp	2,305	145,146
Loews Corp	2,394	115,056
M&T Bank Corp	1,180	199,432
The Macerich Co	1,011	50,843
Marsh & McLennan Cos Inc	4,025	357,018
Mastercard Inc	7,325	1,472,838
MetLife Inc	7,704	343,830
Mid-America Apartment Communities Inc	858	88,854
Morgan Stanley	10,374	460,502
Nasdaq Inc	1,127	102,918
Northern Trust Corp	1,610	159,760
People's United Financial Inc	2,887	48,675
The PNC Financial Services Group Inc	3,945	535,652
Principal Financial Group Inc	2,041	100,662
The Progressive Corp	4,123	273,314
Prologis Inc	3,315	223,232
Prudential Financial Inc	3,541	332,004
Public Storage	1,035	220,724
Raymond James Financial Inc	1,004	80,049
Realty Income Corp	1,688	108,184
Regency Centers Corp	1,109	70,599
Regions Financial Corp	9,066	149,136
SBA Communications Corp*	918	156,804
Simon Property Group Inc	2,175	403,876
SL Green Realty Corp	740	71,351
State Street Corp	3,093	225,851
SunTrust Banks Inc	3,809	238,786
SVB Financial Group*	411	104,727
Synchrony Financial	6,040	156,919
T Rowe Price Group Inc	1,965	195,242
Torchmark Corp	1,176	101,618
The Travelers Cos Inc	2,411	314,322
UDR Inc	2,033	86,646
Unum Group	2,266	81,372
US Bancorp	12,265	667,952
Ventas Inc	2,081	132,123
Visa Inc	14,101	1,998,252
Vornado Realty Trust	1,244	89,518
Wells Fargo & Co (a)	35,184	1,909,788
Welltower Inc	2,792	201,945
Weyerhaeuser Co	5,770	152,386
Willis Towers Watson PLC	996	158,812
Zions Bancorp NA	1,054	51,288
Total Financial		32,868,510

Industrial (9.43%)
3M Co	4,679	972,858
Agilent Technologies Inc	2,633	190,498
Allegion PLC	703	64,388
AMETEK Inc	1,816	133,349
Amphenol Corp	2,372	208,594
AO Smith Corp	1,152	54,582
Arconic Inc	2,478	53,227
Ball Corp	2,268	111,381
The Boeing Co	4,367	1,514,300
Caterpillar Inc	4,752	644,704
CH Robinson Worldwide Inc	1,280	118,182
Corning Inc	7,332	236,237
CSX Corp	7,645	555,256
Cummins Inc	1,302	196,680
Deere & Co	2,547	394,479
Dover Corp	1,334	113,243
Eaton Corp PLC	3,484	268,059
Emerson Electric Co	5,336	360,287
Expeditors International of Washington Inc	1,549	117,863
FedEx Corp	1,881	430,749
FLIR Systems Inc	1,158	53,106
Flowserve Corp	1,128	54,719
Fluor Corp	1,298	53,127
Fortive Corp	964	73,331
Fortune Brands Home & Security Inc	1,197	52,429
Garmin Ltd	806	53,728
General Dynamics Corp	2,204	407,498
General Electric Co	68,083	510,623
Harris Corp	833	119,077
Honeywell International Inc	5,633	826,643
Huntington Ingalls Industries Inc	358	77,149
Illinois Tool Works Inc	2,619	364,172
Ingersoll-Rand PLC	2,109	218,324
Jacobs Engineering Group Inc	962	63,175
JB Hunt Transport Services Inc	690	73,388
Johnson Controls International plc	7,221	251,146
Kansas City Southern	811	83,574
L3 Technologies Inc	719	131,786
Lockheed Martin Corp	1,981	595,152
Martin Marietta Materials Inc	463	88,289
Masco Corp	2,627	83,250
Mettler-Toledo International Inc*	202	128,605
Norfolk Southern Corp	2,398	409,435
Northrop Grumman Corp	1,488	386,701
Packaging Corp of America	752	73,561
Parker-Hannifin Corp	1,096	188,556
Pentair PLC	1,542	65,843
PerkinElmer Inc	1,021	88,888
Raytheon Co	2,443	428,356
Republic Services Inc	2,203	170,380
Rockwell Automation Inc	1,085	189,159
Roper Technologies Inc	694	206,527
Sealed Air Corp	1,582	57,790
Snap-on Inc	424	70,486
Stanley Black & Decker Inc	1,237	161,861
Stericycle Inc*	642	30,861
TE Connectivity Ltd	3,236	248,945
Textron Inc	2,069	116,154
TransDigm Group Inc*	370	133,818
Union Pacific Corp	6,161	947,438
United Parcel Service Inc	5,289	609,769
United Technologies Corp	6,202	755,639
Vulcan Materials Co	956	101,059
Waste Management Inc	3,352	314,250
Waters Corp*	682	135,432
Westrock Co	996	46,922
Xylem Inc/NY	1,498	109,324
Total Industrial		17,148,361

Technology (15.98%)
Accenture PLC	4,670	768,308
Activision Blizzard Inc	5,269	262,818
Adobe Inc*	3,587	899,942
Advanced Micro Devices Inc*	5,848	124,562
Akamai Technologies Inc*	1,400	96,250
Analog Devices Inc	2,620	240,830
ANSYS Inc*	680	110,174
Apple Inc (a)	38,359	6,850,150
Applied Materials Inc	9,105	339,434
Autodesk Inc*	1,669	241,171
Broadcom Inc	3,102	736,446
Broadridge Financial Solutions Inc	364	38,537
Cadence Design Systems Inc*	2,246	101,160
Cerner Corp*	2,120	122,769
Citrix Systems Inc	1,348	146,892
Cognizant Technology Solutions Corp	4,408	313,982
DXC Technology Co	2,234	140,831
Electronic Arts Inc*	2,629	221,020
Fidelity National Information Services Inc	2,517	271,710
Fiserv Inc*	3,330	263,503
Fortinet Inc*	450	33,228
Hewlett Packard Enterprise Co	14,359	215,385
HP Inc	14,359	330,257
Intel Corp	36,299	1,789,904
International Business Machines Corp	6,898	857,214
Intuit Inc	2,031	435,710
IPG Photonics Corp*	299	42,503
KLA-Tencor Corp	1,217	119,948
Lam Research Corp	1,341	210,483
Microchip Technology Inc	1,401	105,075
Micron Technology Inc*	9,109	351,243
Microsoft Corp	60,049	6,658,834
MSCI Inc	713	112,005
NetApp Inc	2,586	172,926
NVIDIA Corp	4,645	759,132
Oracle Corp	23,171	1,129,818
Paychex Inc	2,454	173,645
Qorvo Inc*	1,120	73,707
QUALCOMM Inc	11,465	667,951
Red Hat Inc*	1,433	255,876
salesforce.com Inc*	4,924	702,950
Seagate Technology PLC	2,601	112,077
Skyworks Solutions Inc	1,431	104,134
Synopsys Inc*	1,189	109,317
Take-Two Interactive Software Inc*	902	98,922
Texas Instruments Inc	7,795	778,331
Western Digital Corp	2,052	93,141
Xerox Corp	2,577	69,373
Xilinx Inc	2,112	195,318
Total Technology		29,048,896

Utilities (2.81%)
AES Corp/VA	4,674	72,400
Alliant Energy Corp	1,758	79,796
Ameren Corp	1,808	124,065
American Electric Power Co Inc	3,645	283,362
American Water Works Co Inc	1,374	131,093
CenterPoint Energy Inc	2,979	83,442
CMS Energy Corp	2,062	107,410
Consolidated Edison Inc	2,227	178,939
Dominion Energy Inc	4,251	316,700
DTE Energy Co	1,258	150,633
Duke Energy Corp	5,180	458,793
Edison International	2,433	134,594
Entergy Corp	1,304	113,526
Evergy Inc	852	50,583
Eversource Energy	2,274	155,405
Exelon Corp	6,183	286,829
FirstEnergy Corp	3,123	118,143
NextEra Energy Inc	3,624	658,517
NiSource Inc	2,050	54,161
NRG Energy Inc	1,956	75,169
PG&E Corp*	3,919	103,383
Pinnacle West Capital Corp	806	72,024
PPL Corp	4,208	128,723
Public Service Enterprise Group Inc	3,861	215,830
SCANA Corp	845	39,428
Sempra Energy	1,653	190,459
The Southern Co	7,566	358,099
WEC Energy Group Inc	2,388	173,082
Xcel Energy Inc	3,728	195,534
Total Utilities		5,110,122

Total Common Stock (Cost $68,257,617)		181,591,671

Total Investments (Cost $68,257,617) (b) (99.86%)		181,591,671
Other Net Assets (0.14%)		247,967
Net Assets (100.00%)		$181,839,638

* Non-income producing security.

(a)	A portion of these shares have been pledged in connection with obligations for futures contracts.

(b)	Aggregate cost for federal income tax purpose is $68,310,159.

At November 30, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	116,326,131
Unrealized depreciation	(3,043,025)
Net unrealized appreciation	$113,283,106

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(c)	Futures contracts at November 30, 2018:

Contracts - $50 times premium / delivery month / commitment / exchange

S&P 500 E-MINI	Notional Amount	Value	Unrealized Appreciation
15 / DEC 2018 / Long / CME	2,050,725	2,068,725	18,000

S&P MIDCAP INDEX FUND

Portfolio of Investments (Unaudited)

11/30/2018

Security Description	Maturity Date	Shares	Value (Note 1)
Common Stock (110.26%)

Basic Materials (5.33%)
Allegheny Technologies Inc*		8,230	216,120
Ashland Global Holdings Inc		4,350	356,222
Cabot Corp		4,329	212,987
Carpenter Technology Corp		3,473	149,617
The Chemours Co		13,090	372,803
Commercial Metals Co		8,847	170,482
Compass Minerals International Inc		2,545	127,505
Domtar Corp		4,751	207,049
Minerals Technologies Inc		2,659	149,649
NewMarket Corp		691	290,552
Olin Corp		11,754	253,064
PolyOne Corp		5,712	192,037
Reliance Steel & Aluminum Co		5,155	414,720
Royal Gold Inc		4,689	343,000
RPM International Inc		9,440	622,567
Sensient Technologies Corp		3,071	197,342
Steel Dynamics Inc		16,752	589,669
United States Steel Corp (a)		11,778	271,601
Valvoline Inc		12,831	270,606
Versum Materials Inc		8,135	281,796
Total Basic Materials			5,689,388

Communications (3.93%)
AMC Networks Inc*		3,561	213,161
ARRIS International PLC*		13,140	406,026
Cable One Inc		349	313,852
Cars.com Inc*		5,567	144,018
Ciena Corp*		10,088	329,071
FactSet Research Systems Inc		2,765	648,365
InterDigital Inc		2,605	196,052
John Wiley & Sons Inc		3,389	187,378
LogMeIn Inc		3,724	343,465
Meredith Corp		2,763	158,209
The New York Times Co		9,283	249,063
Plantronics Inc		2,393	109,528
TEGNA Inc		16,531	219,697
Telephone & Data Systems Inc		7,088	253,254
ViaSat Inc*		3,110	215,025
World Wrestling Entertainment Inc		2,835	209,677
Total Communications			4,195,841

Consumer, Cyclical (14.61%)
Adient PLC	6,606	156,430
American Eagle Outfitters Inc	12,812	268,155
AutoNation Inc*	4,193	155,686
Bed Bath & Beyond Inc	8,029	103,414
Big Lots Inc	3,014	131,290
Boyd Gaming Corp	5,823	144,527
Brinker International Inc	3,272	167,134
Brunswick Corp/DE	6,199	328,795
Carter's Inc	3,345	309,413
Casey's General Stores Inc	2,703	349,957
The Cheesecake Factory Inc	3,305	155,963
Churchill Downs Inc	840	233,318
Cinemark Holdings Inc	7,911	303,545
Cracker Barrel Old Country Store Inc	1,806	326,543
Dana Inc	9,921	143,954
Deckers Outdoor Corp*	2,383	317,511
Delphi Technologies PLC	6,288	107,462
Dick's Sporting Goods Inc	5,846	210,339
Dillard's Inc	1,485	103,044
Domino's Pizza Inc	3,091	857,196
Dunkin' Brands Group Inc	6,385	472,490
Eldorado Resorts Inc*	4,262	187,443
Five Below Inc*	3,925	411,301
Herman Miller Inc	4,423	149,763
HNI Corp	3,420	131,841
International Speedway Corp	1,729	73,206
Jack in the Box Inc	2,080	184,475
JetBlue Airways Corp*	22,669	442,499
KB Home	6,210	131,093
Live Nation Entertainment Inc*	9,472	527,400
Marriott Vacations Worldwide Corp	2,923	237,348
The Michaels Cos Inc*	8,103	137,508
MSC Industrial Direct Co Inc	3,322	294,296
Nu Skin Enterprises Inc	3,686	243,165
NVR Inc*	245	600,249
Ollie's Bargain Outlet Holdings Inc*	3,572	316,836
Papa John's International Inc	1,995	95,740
Penn National Gaming Inc*	6,066	134,119
Polaris Industries Inc	4,112	398,864
Pool Corp	2,978	483,955
Sally Beauty Holdings Inc*	8,063	170,210
Scientific Games Corp*	3,739	72,836
The Scotts Miracle-Gro Co	2,890	219,582
Signet Jewelers Ltd	4,435	233,725
Six Flags Entertainment Corp	5,508	337,971
Skechers U.S.A. Inc*	9,659	260,793
Tempur Sealy International Inc*	3,255	165,940
Texas Roadhouse Inc	4,276	282,344
Thor Industries Inc	3,464	234,894
Toll Brothers Inc	10,405	343,053
The Toro Co	7,736	479,555
TRI Pointe Group Inc*	11,036	137,729
Tupperware Brands Corp	3,537	134,265
Urban Outfitters Inc*	5,663	215,704
Visteon Corp*	2,116	156,203
Watsco Inc	1,930	296,641
The Wendy's Co	12,842	230,257
Williams-Sonoma Inc	5,494	311,125
World Fuel Services Corp	5,338	137,667
Wyndham Destinations Inc	7,147	296,386
Wyndham Hotels & Resorts Inc	7,142	358,028
Total Consumer, Cyclical		15,602,175

Consumer, Non-Cyclical (18.48%)
Aaron's Inc	4,816	225,389
Acadia Healthcare Co Inc*	5,855	198,894
Adtalem Global Education Inc*	4,267	246,377
ASGN Inc*	3,736	258,718
Avanos Medical Inc*	3,497	166,842
Avis Budget Group Inc*	5,065	148,354
Bio-Rad Laboratories Inc*	1,429	392,203
Bio-Techne Corp	2,648	427,440
The Boston Beer Co Inc*	612	168,018
The Brink's Co	3,568	252,686
Cantel Medical Corp	2,540	218,135
Catalent Inc*	9,318	369,459
Charles River Laboratories International Inc*	3,442	464,154
Chemed Corp	1,141	361,446
CoreLogic Inc/United States*	5,823	235,599
Deluxe Corp	3,624	182,468
Edgewell Personal Care Co*	3,960	165,528
Encompass Health Corp	6,827	513,459
Exelixis Inc*	20,200	410,262
Flowers Foods Inc	13,838	273,854
Globus Medical Inc*	5,432	262,311
Graham Holdings Co	327	215,480
Haemonetics Corp*	3,739	401,120
The Hain Celestial Group Inc*	7,820	161,874
Healthcare Services Group Inc	5,305	250,396
HealthEquity Inc*	3,845	341,013
Helen of Troy Ltd*	1,916	274,045
Hill-Rom Holdings Inc	4,543	440,489
ICU Medical Inc*	1,078	259,248
Ingredion Inc	5,080	530,657
Inogen Inc*	1,242	183,021
Integra LifeSciences Holdings Corp*	5,052	270,939
Lamb Weston Holdings Inc (a)	10,475	803,433
Lancaster Colony Corp	1,475	265,972
LivaNova PLC*	2,983	301,850
LiveRamp Holdings Inc*	5,876	277,935
Mallinckrodt PLC*	5,485	130,488
ManpowerGroup Inc	4,685	380,328
MarketAxess Holdings Inc (a)	2,724	593,097
Masimo Corp*	2,951	325,849
MEDNAX Inc*	6,702	269,420
Molina Healthcare Inc*	4,408	615,842
NuVasive Inc*	2,872	182,918
Patterson Cos Inc	5,856	148,567
Post Holdings Inc* (a)	4,823	466,625
PRA Health Sciences Inc*	3,625	423,183
Prestige Consumer Healthcare Inc*	3,633	141,033
Sabre Corp	14,745	377,030
Sanderson Farms Inc	1,414	160,008
Service Corp International/US	13,254	612,335
Sotheby's*	2,635	105,374
Sprouts Farmers Market Inc*	8,749	201,402
STERIS PLC	5,692	677,803
Syneos Health Inc*	4,220	218,258
Teleflex Inc	3,184	876,936
Tenet Healthcare Corp*	5,708	148,808
Tootsie Roll Industries Inc	1,384	48,454
TreeHouse Foods Inc*	4,336	228,074
United Therapeutics Corp* (a)	2,770	327,137
Weight Watchers International Inc*	2,743	137,205
West Pharmaceutical Services Inc	5,249	575,080
WEX Inc* (a)	2,900	449,413
Total Consumer, Non-Cyclical		19,739,735

Energy (4.96%)
Apergy Corp*	5,543	190,014
Callon Petroleum Co*	14,269	122,000
Chesapeake Energy Corp*	66,369	193,797
CNX Resources Corp*	13,127	181,678
Core Laboratories NV	2,429	201,874
Diamond Offshore Drilling Inc*	4,925	62,055
Diamondback Energy Inc	4,518	498,672
Dril-Quip Inc*	2,676	105,060
Ensco PLC	30,826	174,783
First Solar Inc* (a)	6,026	267,856
Gulfport Energy Corp*	11,649	99,249
Matador Resources Co*	7,147	162,952
McDermott International Inc*	12,878	112,167
Murphy Oil Corp	8,937	285,090
Murphy USA Inc*	2,287	185,293
Nabors Industries Ltd	18,797	60,714
NOW Inc*	7,894	106,490
Oasis Petroleum Inc*	19,091	136,310
Oceaneering International Inc*	7,433	124,800
Patterson-UTI Energy Inc	12,375	171,765
PBF Energy Inc	7,881	304,837
QEP Resources Inc*	17,033	136,775
Range Resources Corp	16,245	236,365
Rowan Cos Plc*	8,032	111,324
SM Energy Co	7,260	148,104
Southwestern Energy Co*	35,965	173,351
Superior Energy Services Inc*	9,508	51,819
Transocean Ltd*	31,902	296,051
WPX Energy Inc*	28,128	392,386
Total Energy		5,293,631

Financial (26.90%)
Banks (8.13%)
Associated Banc-Corp	11,169	258,786
BancorpSouth Bank	5,929	182,554
Bank of Hawaii Corp	3,004	239,569
Bank OZK	8,585	232,654
Cathay General Bancorp	5,662	224,045
Chemical Financial Corp	5,278	249,122
Commerce Bancshares Inc/MO (a)	7,256	457,242
Cullen/Frost Bankers Inc	4,063	407,600
East West Bancorp Inc	10,219	548,658
First Horizon National Corp	23,590	388,999
FNB Corp/PA	22,852	280,166
Fulton Financial Corp	13,099	228,054
Hancock Whitney Corp	5,983	240,636
Home BancShares Inc/AR	9,497	186,236
International Bancshares Corp	3,830	147,034
MB Financial Inc	5,441	249,633
PacWest Bancorp (a)	9,275	373,226
Pinnacle Financial Partners Inc	5,215	299,080
Prosperity Bancshares Inc	4,912	340,844
Signature Bank/New York NY	3,795	468,037
Synovus Financial Corp	8,453	319,608
TCF Financial Corp	12,743	286,590
Texas Capital Bancshares Inc*	3,508	209,287
Trustmark Corp	5,160	166,874
UMB Financial Corp	3,300	223,311
Umpqua Holdings Corp	15,568	299,528
United Bankshares Inc/WV	7,422	268,454
Valley National Bancorp	18,619	201,458
Webster Financial Corp	6,509	391,647
Wintrust Financial Corp	4,053	313,500
		8,682,432
Diversified Financial Service (2.76%)
Eaton Vance Corp (a)	8,639	351,866
Evercore Inc	2,936	242,396
Federated Investors Inc	7,087	187,664
Interactive Brokers Group Inc	5,053	292,316
Janus Henderson Group PLC	12,689	296,923
Legg Mason Inc	6,044	175,095
LendingTree Inc*	548	142,666
Navient Corp	18,952	217,948
SEI Investments Co	9,240	496,188
SLM Corp*	30,078	308,901
Stifel Financial Corp	4,809	232,130
		2,944,093

Insurance (5.39%)
Alleghany Corp	1,091	688,454
American Financial Group Inc/OH	4,859	497,367
Aspen Insurance Holdings Ltd	4,538	189,961
Brown & Brown Inc	16,360	474,767
CNO Financial Group Inc	11,860	217,038
First American Financial Corp	7,827	378,279
Genworth Financial Inc*	37,014	172,485
The Hanover Insurance Group Inc	3,007	344,933
Kemper Corp	3,706	282,027
Mercury General Corp	2,760	156,354
Old Republic International Corp	17,345	391,130
Primerica Inc	3,128	371,857
Reinsurance Group of America Inc	4,553	680,127
RenaissanceRe Holdings Ltd	2,830	375,286
WR Berkley Corp	6,802	535,862
		5,755,927
Real Estate (9.84%)
Alexander & Baldwin Inc*	4,965	102,924
American Campus Communities Inc	9,815	430,191
Camden Property Trust (a)	6,565	624,725
CoreCivic Inc	8,980	197,111
CoreSite Realty Corp	2,417	235,561
Corporate Office Properties Trust	7,042	172,318
Cousins Properties Inc	25,361	214,300
CyrusOne Inc	6,021	337,658
Douglas Emmett Inc	10,862	401,025
EPR Properties	4,422	313,210
First Industrial Realty Trust Inc	8,145	261,129
The GEO Group Inc	9,203	213,878
Healthcare Realty Trust Inc	7,860	243,660
Highwoods Properties Inc	7,529	326,533
Hospitality Properties Trust	11,619	311,854
JBG SMITH Properties	4,776	191,374
Jones Lang LaSalle Inc	3,207	459,242
Kilroy Realty Corp	6,874	481,799
Lamar Advertising Co (a)	6,070	460,349
Liberty Property Trust	10,422	472,012
Life Storage Inc	3,290	321,236
Mack-Cali Realty Corp	6,694	144,992
Medical Properties Trust Inc	25,745	444,616
National Retail Properties Inc (a)	10,988	550,059
Omega Healthcare Investors Inc	14,003	531,274
PotlatchDeltic Corp	3,261	120,998
Rayonier Inc	9,442	298,650
Realogy Holdings Corp	8,805	169,584
Sabra Health Care REIT Inc	12,956	249,921
Senior Housing Properties Trust	16,800	231,168
Tanger Factory Outlet Centers Inc	6,683	158,053
Taubman Centers Inc	4,514	238,971
Uniti Group Inc*	9,408	187,501
Urban Edge Properties	7,463	148,812
Weingarten Realty Investors	8,880	256,277
		10,502,965
Savings&Loans (0.80%)
New York Community Bancorp Inc	34,575	367,532
Sterling Bancorp/DE	15,886	306,600
Washington Federal Inc	6,164	177,585
		851,717

Total Financial		28,737,134

Industrial (19.84%)
Acuity Brands Inc	2,936	381,739
AECOM*	11,143	358,359
AGCO Corp	4,662	278,228
AptarGroup Inc	4,404	458,236
Arcosa Inc*	1	26
Arrow Electronics Inc*	6,219	478,676
Avnet Inc	8,549	374,617
Belden Inc	3,213	179,221
Bemis Co Inc	6,419	312,990
Carlisle Cos Inc	4,382	462,389
Clean Harbors Inc*	3,961	255,603
Cognex Corp	12,243	538,937
Coherent Inc*	1,741	240,537
Crane Co	3,718	321,124
Curtiss-Wright Corp (a)	3,144	347,098
Donaldson Co Inc	9,184	514,671
Dycom Industries Inc*	2,187	144,911
Eagle Materials Inc	3,522	257,106
EMCOR Group Inc	4,158	302,952
Energizer Holdings Inc	4,614	206,846
EnerSys	2,978	260,188
Esterline Technologies Corp*	1,865	221,431
GATX Corp	2,707	226,062
Genesee & Wyoming Inc*	4,360	363,101
Gentex Corp	20,071	451,999
Graco Inc	11,905	524,415
Granite Construction Inc	2,975	150,624
Greif Inc	1,958	100,387
Hubbell Inc (a)	3,895	429,073
IDEX Corp	5,401	742,097
ITT Inc	6,221	344,954
Jabil Inc	12,488	311,825
KBR Inc	10,499	194,966
Kennametal Inc	5,634	235,614
Kirby Corp*	3,748	286,122
Knight-Swift Transportation Holdings Inc	9,041	313,361
Landstar System Inc	2,964	323,313
Lennox International Inc	2,658	600,469
Lincoln Electric Holdings Inc	4,369	375,516
Littelfuse Inc	1,717	328,548
Louisiana-Pacific Corp	10,742	245,562
MSA Safety Inc	2,387	260,159
National Instruments Corp	7,974	390,407
Nordson Corp	3,589	432,151
nVent Electric PLC	11,628	290,933
Old Dominion Freight Line Inc	4,833	660,816
Oshkosh Corp	5,314	379,048
Owens-Illinois Inc*	12,413	228,275
Regal Beloit Corp	3,089	241,498
Resideo Technologies Inc*	8,815	181,853
Ryder System Inc	3,743	211,742
Silgan Holdings Inc	5,828	150,071
Sonoco Products Co	7,027	404,334
SYNNEX Corp	2,962	239,162
Tech Data Corp*	2,618	235,489
Teledyne Technologies Inc*	2,505	562,573
Terex Corp	5,648	186,723
The Timken Co	4,828	193,844
Trimble Inc*	17,799	676,896
Trinity Industries Inc	10,731	255,720
Valmont Industries Inc	1,704	222,440
Vishay Intertechnology Inc	10,173	212,107
Wabtec Corp	6,040	571,384
Werner Enterprises Inc	3,170	107,336
Woodward Inc	3,838	321,164
Worthington Industries Inc	3,368	139,503
Total Industrial		21,199,521

Technology (10.47%)
ACI Worldwide Inc*	8,804	254,260
Allscripts Healthcare Solutions Inc*	13,284	135,630
Blackbaud Inc	2,675	195,944
CDK Global Inc	9,286	468,014
Cirrus Logic Inc*	4,718	176,642
CommVault Systems Inc*	3,169	186,781
Cree Inc*	6,918	305,361
Cypress Semiconductor Corp (a)	24,346	338,409
The Dun & Bradstreet Corp	2,612	374,926
Fair Isaac Corp*	1,774	352,370
Integrated Device Technology Inc*	9,391	450,205
j2 Global Inc	3,256	240,325
Jack Henry & Associates Inc	5,460	762,761
Leidos Holdings Inc	10,053	633,338
Lumentum Holdings Inc*	4,462	198,425
Manhattan Associates Inc*	5,102	252,702
MAXIMUS Inc	4,622	328,717
Medidata Solutions Inc*	4,277	330,227
MKS Instruments Inc	3,838	301,129
Monolithic Power Systems Inc	2,786	367,947
NCR Corp*	8,611	238,611
NetScout Systems Inc*	6,887	184,434
Perspecta Inc	10,216	215,660
Pitney Bowes Inc	14,120	119,173
PTC Inc*	8,173	706,883
Science Applications International Corp	3,057	212,523
Silicon Laboratories Inc*	3,009	265,905
Synaptics Inc*	2,575	99,035
Teradata Corp*	8,554	321,887
Teradyne Inc	13,868	494,949
Tyler Technologies Inc*	2,470	476,117
The Ultimate Software Group Inc*	2,006	529,424
Zebra Technologies Corp*	3,760	676,048
Total Technology		11,194,762

Utilities (5.74%)
ALLETE Inc	3,628	295,247
Aqua America Inc	12,562	430,751
Atmos Energy Corp	7,768	743,165
Black Hills Corp	3,781	250,340
Hawaiian Electric Industries Inc	8,128	311,465
IDACORP Inc	3,765	369,874
MDU Resources Group Inc	13,807	365,471
National Fuel Gas Co	6,006	323,423
New Jersey Resources Corp	5,790	280,989
NorthWestern Corp	3,640	232,814
OGE Energy Corp	14,118	559,355
ONE Gas Inc	3,898	331,681
PNM Resources Inc	5,973	258,153
Southwest Gas Holdings Inc	3,218	253,482
UGI Corp	12,241	703,244
Vectren Corp	5,802	416,642
Total Utilities		6,126,096

Total Common Stock (Cost $82,445,717)		117,778,283

Total Investments (Cost $82,445,717) (b) (110.26%)		117,778,283
Liabilities in Excess of Other Assets (-10.26%)		(10,962,533)
Net Assets (100.00%)		$106,815,750

*	Non-income producing security.

(a)	A portion of these shares have been pledged in connection with obligations for futures contracts.

(b)	Aggregate cost for federal income tax purpose is $82,727,283.

At November 30, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	41,371,776
Unrealized depreciation	(6,320,771)
Net unrealized appreciation	$35,051,005

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(c)	Futures contracts at November 30, 2018:

Contracts - $100 times premium / delivery month / commitment / exchange

S&P MidCap E-MINI	Notional Amount	Value	Unrealized Appreciation
5 / DEC 2018 / Long / CME	924,090	939,750	$15,660

S&P SMALLCAP INDEX FUND

Portfolio of Investments (Unaudited)

11/30/2018

		Value
Security Description	Shares	(Note 1)
Common Stock (105.91%)

Basic Materials (4.08%)
A Schulman Inc - CVR	1	2,962
AdvanSix Inc*	3,060	87,853
AK Steel Holding Corp*	31,639	97,448
American Vanguard Corp	2,434	40,696
Balchem Corp	3,221	279,261
Century Aluminum Co*	4,940	44,361
Clearwater Paper Corp*	1,635	50,374
Hawkins Inc	889	37,107
HB Fuller Co	5,072	244,673
Ingevity Corp* (a)	4,223	413,896
Innophos Holdings Inc	1,960	54,370
Innospec Inc	2,391	176,312
Kaiser Aluminum Corp	1,681	164,284
Koppers Holdings Inc*	2,119	39,498
Kraton Corp*	3,201	83,866
Materion Corp	2,026	107,135
Neenah Inc	1,669	114,961
PH Glatfelter Co	4,384	55,896
Quaker Chemical Corp	1,336	275,537
Rayonier Advanced Materials Inc	4,999	73,735
Rogers Corp* (a)	1,842	236,992
Schweitzer-Mauduit International Inc	3,051	86,984
Stepan Co	1,999	161,559
Total Basic Materials		2,929,760

Communications (5.14%)
8x8 Inc*	9,332	183,934
ADTRAN Inc	4,820	60,009
ATN International Inc	1,090	92,170
CalAmp Corp*	3,588	63,508
Cincinnati Bell Inc*	4,841	60,125
Cogent Communications Holdings Inc	4,180	202,688
Consolidated Communications Holdings Inc	7,218	99,320
ePlus Inc*	1,374	112,325
The EW Scripps Co	5,565	98,111
Extreme Networks Inc*	11,197	73,676
Finisar Corp*	11,402	266,236
Frontier Communications Corp	10,665	38,074
Gannett Co Inc	11,003	114,101
Harmonic Inc*	8,550	48,051
HealthStream Inc	2,593	63,892
Iridium Communications Inc*	9,712	231,923
Liquidity Services Inc*	2,609	16,906
NETGEAR Inc*	3,121	172,903
New Media Investment Group Inc	5,837	77,048
NIC Inc	6,674	86,762
Oclaro Inc*	17,124	138,191
Perficient Inc*	3,355	84,915
QuinStreet Inc*	3,564	57,523
Scholastic Corp	2,754	127,262
Shutterfly Inc*	3,327	166,317
Shutterstock Inc	1,885	72,026
Spok Holdings Inc	1,924	28,033
Stamps.com Inc* (a)	1,672	286,681
TechTarget Inc*	2,200	31,658
Viavi Solutions Inc*	22,709	230,269
Vonage Holdings Corp*	21,686	229,655
XO Group Inc*	2,315	79,868
Total Communications		3,694,160

Consumer, Cyclical (15.63%)
Abercrombie & Fitch Co	6,810	142,397
Allegiant Travel Co	1,263	169,760
American Axle & Manufacturing Holdings Inc*	11,257	140,150
Anixter International Inc*	2,918	186,635
Asbury Automotive Group Inc*	2,051	141,765
Ascena Retail Group Inc*	16,548	49,975
Barnes & Noble Education Inc*	3,275	21,844
Barnes & Noble Inc	5,697	43,126
Belmond Ltd*	9,074	165,147
BJ's Restaurants Inc	2,118	115,050
The Buckle Inc	2,729	52,124
Caleres Inc	4,288	129,626
Callaway Golf Co	9,474	162,290
The Cato Corp	2,492	37,654
Cavco Industries Inc*	839	138,066
Chico's FAS Inc	12,960	69,984
The Children's Place Inc	1,669	216,369
Chuy's Holdings Inc*	1,589	34,005
Cooper Tire & Rubber Co	4,894	167,375
Cooper-Standard Holdings Inc*	1,609	117,650
Core-Mark Holding Co Inc	4,601	120,914
Crocs Inc*	7,321	203,524
Daktronics Inc	3,984	35,657
Dave & Buster's Entertainment Inc	3,977	226,132
Dine Brands Global Inc	1,789	159,543
Dorman Products Inc*	2,929	257,342
DSW Inc	7,272	201,725
El Pollo Loco Holdings Inc*	2,051	31,319
Ethan Allen Interiors Inc	2,402	49,914
Express Inc*	7,585	47,330
EZCORP Inc*	4,843	46,105
Fiesta Restaurant Group Inc*	2,674	50,405
FirstCash Inc (a)	4,557	405,801
Fossil Group Inc*	4,397	84,994
Fox Factory Holding Corp*	3,780	240,824
Francesca's Holdings Corp*	3,753	7,468
GameStop Corp	10,222	139,633
Garrett Motion Inc*	7,461	85,802
Genesco Inc*	1,901	79,386
Gentherm Inc*	3,692	171,420
G-III Apparel Group Ltd*	4,287	171,823
Group 1 Automotive Inc	1,928	108,354
Guess? Inc	6,053	144,061
Haverty Furniture Cos Inc	1,917	39,279

Hawaiian Holdings Inc	5,094	204,473
Hibbett Sports Inc*	2,017	31,243
Installed Building Products Inc*	2,092	81,023
Interface Inc	6,070	98,334
iRobot Corp*	2,790	266,166
JC Penney Co Inc*	31,537	45,098
Kirkland's Inc*	1,580	17,143
La-Z-Boy Inc	4,599	134,429
LCI Industries (a)	2,530	195,771
LGI Homes Inc*	1,815	83,780
Lithia Motors Inc	2,402	199,030
Lumber Liquidators Holdings Inc*	2,806	35,440
M/I Homes Inc*	2,766	65,112
The Marcus Corp	1,880	79,825
MarineMax Inc*	2,374	50,400
MDC Holdings Inc	4,430	130,464
Meritage Homes Corp*	3,833	146,612
Methode Electronics Inc	3,654	110,716
Mobile Mini Inc	4,477	180,960
Monarch Casino & Resort Inc*	1,142	45,680
Motorcar Parts of America Inc*	1,857	33,333
Movado Group Inc	1,570	59,095
Nautilus Inc*	2,880	37,181
Office Depot Inc	56,169	181,426
Oxford Industries Inc	1,699	136,583
PetMed Express Inc	1,968	47,409
Red Robin Gourmet Burgers Inc*	1,277	44,299
Regis Corp*	3,353	61,259
RH*	1,921	223,105
Ruth's Hospitality Group Inc	2,946	72,089
ScanSource Inc*	2,508	95,404
Shake Shack Inc*	2,591	143,930
Shoe Carnival Inc	1,254	47,564
SkyWest Inc	5,222	301,205
Sleep Number Corp*	3,948	151,366
Sonic Automotive Inc	2,552	40,296
Sonic Corp	4,191	182,099
Standard Motor Products Inc	2,030	106,920
Steven Madden Ltd	7,920	255,262
Superior Industries International Inc	2,154	15,853
Tailored Brands Inc	4,990	114,271
Tile Shop Holdings Inc	3,476	20,543
Titan International Inc	4,982	32,433
Unifi Inc*	1,711	47,514
UniFirst Corp/MA	1,547	238,872
Universal Electronics Inc*	1,358	46,824
Vera Bradley Inc*	1,892	20,850
Veritiv Corp*	1,144	34,720
Vista Outdoor Inc*	5,502	62,723
Vitamin Shoppe Inc*	2,435	18,993
Wabash National Corp	5,957	92,572
William Lyon Homes*	2,798	34,779
Wingstop Inc	2,930	192,267
Winnebago Industries Inc	2,789	69,809
Wolverine World Wide Inc (a)	9,508	328,976
Zumiez Inc*	1,661	32,755
Total Consumer, Cyclical		11,236,025

Consumer, Non-Cyclical (20.94%)
ABM Industries Inc	6,592	208,835
Acorda Therapeutics Inc*	4,722	96,470
Akorn Inc*	9,531	65,383
AMAG Pharmaceuticals Inc*	3,411	61,569
Amedisys Inc*	2,871	391,174
American Public Education Inc*	1,645	52,048
AMN Healthcare Services Inc*	4,802	305,887
Amphastar Pharmaceuticals Inc*	3,566	77,454
The Andersons Inc	2,657	87,840
AngioDynamics Inc*	3,693	79,363
ANI Pharmaceuticals Inc*	910	50,587
Anika Therapeutics Inc*	1,454	50,090
Assertio Therapeutics Inc*	5,860	29,212
Avon Products Inc*	43,298	91,792
B&G Foods Inc	6,682	202,665
BioTelemetry Inc*	3,315	235,166
Calavo Growers Inc	1,584	155,676
Cal-Maine Foods Inc	2,954	138,011
Cambrex Corp*	3,307	158,174
Cardtronics PLC*	4,527	146,856
Career Education Corp*	6,635	89,506
Central Garden & Pet Co*	1,035	35,035
Central Garden & Pet Co* - Class A	4,012	124,773
The Chefs' Warehouse Inc*	2,331	88,834
Coca-Cola Bottling Co Consolidated	446	94,784
Community Health Systems Inc*	11,035	52,416
CONMED Corp	2,619	177,987
Corcept Therapeutics Inc*	10,698	149,023
CorVel Corp*	969	67,539
Cross Country Healthcare Inc*	3,652	33,124
CryoLife Inc*	3,262	98,904
Cutera Inc*	1,289	26,425
Cytokinetics Inc*	5,112	40,180
Darling Ingredients Inc*	16,522	361,501
Dean Foods Co	9,166	46,197
Diplomat Pharmacy Inc*	5,700	88,236
Eagle Pharmaceuticals Inc/DE*	1,123	56,599
Emergent BioSolutions Inc*	4,436	323,118
Enanta Pharmaceuticals Inc*	1,590	125,833
Endo International PLC*	20,210	243,126
The Ensign Group Inc	4,885	221,632
EVERTEC Inc	6,048	165,292
Forrester Research Inc	996	46,553
FTI Consulting Inc*	3,789	266,177
Green Dot Corp*	4,689	390,781
Heidrick & Struggles International Inc	1,846	67,674
Heska Corp*	673	69,979
HMS Holdings Corp*	8,301	296,678
Innoviva Inc*	6,708	122,488
Insperity Inc (a)	3,864	386,555
Integer Holdings Corp*	2,997	265,474
Inter Parfums Inc	1,699	104,947

Invacare Corp	3,327	18,299
J&J Snack Foods Corp	1,501	235,462
John B Sanfilippo & Son Inc	861	53,571
Kelly Services Inc	3,086	70,731
Korn/Ferry International (a)	5,672	277,758
Lannett Co Inc*	2,918	17,216
Lantheus Holdings Inc*	3,880	72,750
LeMaitre Vascular Inc	1,530	42,672
LHC Group Inc*	2,932	307,479
Ligand Pharmaceuticals Inc* (a)	2,139	337,470
LSC Communications Inc	3,223	32,294
Luminex Corp	4,147	121,797
Magellan Health Inc*	2,471	134,719
Matthews International Corp	3,224	135,827
The Medicines Co*	6,505	143,956
Medifast Inc	1,204	178,794
Meridian Bioscience Inc	4,249	80,476
Merit Medical Systems Inc*	5,439	342,929
MGP Ingredients Inc	1,267	86,143
MiMedx Group Inc*	9,948	29,943
Momenta Pharmaceuticals Inc*	7,785	92,174
Monro Inc	3,235	263,070
Myriad Genetics Inc*	7,569	244,025
Natus Medical Inc*	3,265	115,516
Navigant Consulting Inc	4,384	112,318
Neogen Corp*	5,176	335,715
Nutrisystem Inc	2,981	110,863
OraSure Technologies Inc*	6,127	77,813
Orthofix Medical Inc*	1,892	113,993
Owens & Minor Inc	6,011	45,864
Phibro Animal Health Corp	1,987	67,359
Progenics Pharmaceuticals Inc*	7,397	38,390
The Providence Service Corp*	1,210	85,680
Quanex Building Products Corp	3,418	53,970
Quorum Health Corp*	2,753	12,141
REGENXBIO Inc*	2,935	175,836
Rent-A-Center Inc/TX*	5,285	77,584
Repligen Corp*	3,949	255,382
Resources Connection Inc	2,990	50,352
RR Donnelley & Sons Co	6,596	41,753
Select Medical Holdings Corp*	10,762	208,568
Seneca Foods Corp*	660	22,090
SpartanNash Co	3,727	69,881
Spectrum Pharmaceuticals Inc*	9,397	135,881
Strategic Education Inc	2,179	297,412
Supernus Pharmaceuticals Inc*	5,197	246,442
Surmodics Inc*	1,330	80,585
Tactile Systems Technology Inc*	1,689	94,989
Team Inc*	2,930	48,960
Tivity Health Inc*	4,032	165,151
Travelport Worldwide Ltd	12,646	193,231
TrueBlue Inc*	3,979	100,470
Universal Corp/VA	2,510	159,134
US Physical Therapy Inc	1,244	148,024
Vanda Pharmaceuticals Inc*	5,279	132,186
Varex Imaging Corp*	3,808	100,341
Viad Corp	2,054	103,419
WD-40 Co	1,396	243,853
Total Consumer, Non-Cyclical		15,052,323

Energy (3.98%)
Archrock Inc	12,975	132,345
Bonanza Creek Energy Inc*	2,055	54,519
Bristow Group Inc*	3,244	12,716
C&J Energy Services Inc*	6,383	109,660
CARBO Ceramics Inc*	2,228	10,204
Carrizo Oil & Gas Inc*	8,776	150,157
Cloud Peak Energy Inc*	7,447	6,237
CONSOL Energy Inc*	2,836	97,445
Denbury Resources Inc*	46,431	104,934
Era Group Inc*	2,067	20,794
Exterran Corp*	3,227	72,608
Flotek Industries Inc*	5,110	7,103
FutureFuel Corp	2,258	38,996
Geospace Technologies Corp*	1,047	16,281
Green Plains Inc	3,903	63,424
Gulf Island Fabrication Inc	900	7,110
Helix Energy Solutions Group Inc*	13,968	114,538
HighPoint Resources Corp*	9,646	31,446
KLX Energy Services Holdings Inc*	2,045	41,289
Laredo Petroleum Inc*	15,407	67,329
Matrix Service Co*	2,446	49,996
Newpark Resources Inc*	8,961	68,910
Noble Corp plc*	24,763	103,262
Oil States International Inc*	6,072	136,134
Par Pacific Holdings Inc*	2,344	39,660
PDC Energy Inc* (a)	6,654	225,837
Penn Virginia Corp*	1,312	76,293
Pioneer Energy Services Corp*	7,129	18,036
ProPetro Holding Corp*	6,944	112,632
Renewable Energy Group Inc*	3,755	101,197
REX American Resources Corp*	531	36,952
Ring Energy Inc*	5,422	37,900
SEACOR Holdings Inc*	1,714	71,200
SolarEdge Technologies Inc*	4,311	167,827
SRC Energy Inc*	23,938	138,122
SunCoke Energy Inc*	6,488	63,323
TETRA Technologies Inc*	12,600	29,232
Unit Corp*	5,423	112,798
US Silica Holdings Inc	7,820	110,966
Total Energy		2,859,412

Financial (25.29%)
Banks (9.69%)
Ameris Bancorp	4,070	174,318
Banner Corp	3,245	194,700
Boston Private Financial Holdings Inc	8,332	105,733
Central Pacific Financial Corp	3,057	85,718
City Holding Co	1,547	118,701
Columbia Banking System Inc	7,349	298,957
Community Bank System Inc	5,115	335,851
Customers Bancorp Inc*	2,828	55,174
CVB Financial Corp	10,289	239,116
Fidelity Southern Corp	2,224	52,776
First BanCorp/Puerto Rico	21,892	198,123
First Commonwealth Financial Corp	10,070	140,376
First Financial Bancorp	9,814	274,007
First Financial Bankshares Inc (a)	6,785	444,553
First Midwest Bancorp Inc/IL	10,344	244,015
Franklin Financial Network Inc*	1,168	39,362
Glacier Bancorp Inc	8,519	402,267
Great Western Bancorp Inc	5,909	220,524
Green Bancorp Inc	2,655	54,003
Hanmi Financial Corp	3,211	72,055
Heritage Financial Corp/WA	3,361	117,534
Hope Bancorp Inc	12,918	196,354
Independent Bank Corp/Rockland MA	2,767	222,384
LegacyTexas Financial Group Inc	4,555	176,780
Meta Financial Group Inc	2,742	62,682
National Bank Holdings Corp	2,643	98,399
NBT Bancorp Inc	4,311	168,000
OFG Bancorp	4,362	79,301
Old National Bancorp/IN	15,356	287,618
Opus Bank	2,188	47,261
Preferred Bank/Los Angeles CA	1,334	68,327
S&T Bancorp Inc	3,468	146,592
Seacoast Banking Corp of Florida*	5,182	150,278
ServisFirst Bancshares Inc	4,533	178,464
Simmons First National Corp	9,302	273,479
Southside Bancshares Inc	3,324	113,448
Tompkins Financial Corp	1,219	99,678
Triumph Bancorp Inc*	2,315	88,618
TrustCo Bank Corp NY	9,676	76,344
United Community Banks Inc/GA	7,977	206,205
Veritex Holdings Inc*	2,442	62,735
Walker & Dunlop Inc	2,755	130,119
Westamerica Bancorporation	2,609	164,889
		6,965,818

Diversified Financial Service (1.96%)
Blucora Inc*	4,714	145,945
Encore Capital Group Inc*	2,392	66,928
Enova International Inc*	3,399	75,254
Granite Point Mortgage Trust Inc	4,355	82,571
Greenhill & Co Inc	2,575	60,590
HomeStreet Inc*	2,707	72,060
INTL. FCStone Inc*	1,498	58,362
Investment Technology Group Inc	3,137	94,518
Piper Jaffray Cos	1,416	101,060
PRA Group Inc*	4,604	140,514
Virtus Investment Partners Inc	724	68,780
Waddell & Reed Financial Inc	8,108	165,079
WageWorks Inc*	3,977	132,553
WisdomTree Investments Inc	11,401	80,833
World Acceptance Corp*	575	62,641
		1,407,688
Insurance (4.00%)
Ambac Financial Group Inc*	4,388	76,702
American Equity Investment Life Holding Co	9,040	308,535
AMERISAFE Inc	1,932	124,788
eHealth Inc*	1,525	58,743
Employers Holdings Inc	3,193	143,525
HCI Group Inc	756	41,089
Horace Mann Educators Corp	4,007	161,402
James River Group Holdings Ltd	2,891	110,031
Maiden Holdings Ltd	6,878	17,401
The Navigators Group Inc	2,352	163,393
NMI Holdings Inc*	6,628	129,511
ProAssurance Corp	5,377	235,136
RLI Corp	3,911	296,532
Safety Insurance Group Inc	1,533	134,628
Selective Insurance Group Inc (a)	5,895	391,251
Stewart Information Services Corp	2,381	100,145
Third Point Reinsurance Ltd*	8,095	83,540
United Fire Group Inc	2,126	114,528
United Insurance Holdings Corp	2,058	39,925
Universal Insurance Holdings Inc	3,272	143,608
		2,874,413

Real Estate (7.89%)
Acadia Realty Trust	8,187	234,721
Agree Realty Corp	3,493	208,078
American Assets Trust Inc	4,059	168,936
Apollo Commercial Real Estate Finance Inc	11,233	212,753
Armada Hoffler Properties Inc	4,539	69,038
ARMOUR Residential REIT Inc	4,204	93,077
Capstead Mortgage Corp	9,068	70,096
CareTrust REIT Inc	8,170	163,563
CBL & Associates Properties Inc	16,968	44,286
Cedar Realty Trust Inc	7,158	25,697
Chatham Lodging Trust	4,440	88,756
Chesapeake Lodging Trust	5,971	176,562
Community Healthcare Trust Inc	1,592	50,212
DiamondRock Hospitality Co	20,125	212,118
Easterly Government Properties Inc	6,058	110,377
EastGroup Properties Inc	3,620	362,072
Four Corners Property Trust Inc	6,547	181,614
Franklin Street Properties Corp	10,760	82,852
Getty Realty Corp	3,197	97,796
Global Net Lease Inc	6,756	136,404
Government Properties Income Trust	9,949	87,551
Hersha Hospitality Trust	4,041	77,183
HFF Inc	3,728	150,611
Independence Realty Trust Inc	8,262	83,446
Invesco Mortgage Capital Inc	11,202	174,975
iStar Inc	6,851	73,169
Kite Realty Group Trust	8,396	138,618
Lexington Realty Trust	21,673	190,289
LTC Properties Inc	3,976	184,645
National Storage Affiliates Trust	5,662	158,366
New York Mortgage Trust Inc	13,803	85,579
Pennsylvania Real Estate Investment Trust	7,059	57,813
PennyMac Mortgage Investment Trust	6,109	128,594
PS Business Parks Inc	2,001	282,181
RE/MAX Holdings Inc	1,780	58,687
Redwood Trust Inc	8,314	138,761
Retail Opportunity Investments Corp	11,310	204,711
RPT Realty	7,667	109,561
Saul Centers Inc	1,169	61,548
Summit Hotel Properties Inc	10,506	117,142
Universal Health Realty Income Trust	1,242	87,201
Urstadt Biddle Properties Inc	2,991	61,555
Washington Prime Group Inc	18,663	116,644
Whitestone REIT	3,993	56,221
		5,674,059

Savings&Loans (1.75%)
Axos Financial Inc*	5,523	172,318
Banc of California Inc	4,101	70,537
Berkshire Hills Bancorp Inc	4,061	138,683
Brookline Bancorp Inc	8,059	124,753
Dime Community Bancshares Inc	2,890	52,743
Flagstar Bancorp Inc*	2,967	96,280
Northfield Bancorp Inc	4,483	63,165
Northwest Bancshares Inc	10,116	181,380
Oritani Financial Corp	3,976	61,986
Pacific Premier Bancorp Inc*	4,527	139,748
Provident Financial Services Inc	6,007	154,260
		1,255,853

Total Financial		18,177,831

Industrial (18.92%)
AAON Inc	3,922	148,840
AAR Corp	3,171	138,541
Actuant Corp	6,089	155,878
Advanced Energy Industries Inc*	3,946	185,620
Aegion Corp*	3,357	64,119
Aerojet Rocketdyne Holdings Inc*	7,576	266,751
Aerovironment Inc*	2,383	182,538
Alamo Group Inc	937	77,593
Alarm.com Holdings Inc*	3,509	178,433
Albany International Corp	2,871	207,746
American Woodmark Corp*	1,586	106,088
Apogee Enterprises Inc	2,845	103,700
Applied Industrial Technologies Inc	3,882	253,223
Applied Optoelectronics Inc*	1,964	40,439
ArcBest Corp	2,482	99,925
Arcosa Inc*	4,988	136,372
Astec Industries Inc	2,327	83,004
Atlas Air Worldwide Holdings Inc*	2,496	132,912
Axon Enterprise Inc*	5,768	250,735
AZZ Inc	2,578	123,074
Badger Meter Inc	2,921	162,116
Barnes Group Inc (a)	4,855	291,543
Bel Fuse Inc	988	22,240
Benchmark Electronics Inc	4,930	117,531
Boise Cascade Co	3,900	103,662
Brady Corp	4,730	206,039
Briggs & Stratton Corp	4,252	63,440
Chart Industries Inc*	3,048	193,731
CIRCOR International Inc	1,919	63,519
Comfort Systems USA Inc	3,696	194,631
Comtech Telecommunications Corp	2,370	60,530
Control4 Corp*	2,630	57,255
DXP Enterprises Inc/TX*	1,585	57,425
Echo Global Logistics Inc*	2,538	64,389
Electro Scientific Industries Inc*	3,245	95,403
Encore Wire Corp	2,060	102,918
EnPro Industries Inc	2,127	149,698
ESCO Technologies Inc	2,555	179,565
Exponent Inc	5,218	262,570
Fabrinet*	3,702	195,206
FARO Technologies Inc*	1,657	82,386
Federal Signal Corp	5,933	139,188
Forward Air Corp	2,951	192,641
Franklin Electric Co Inc	3,824	173,036

Gibraltar Industries Inc*	3,137	113,434
The Greenbrier Cos Inc	3,244	158,664
Griffon Corp	3,397	41,308
Harsco Corp*	8,085	216,274
Haynes International Inc	1,242	40,949
Heartland Express Inc	4,781	99,206
Hillenbrand Inc	6,272	277,912
Hub Group Inc*	3,325	147,763
Ichor Holdings Ltd*	2,457	44,717
II-VI Inc*	5,926	221,751
Insteel Industries Inc	1,735	47,782
Itron Inc*	3,461	187,448
John Bean Technologies Corp (a)	3,184	262,807
Kaman Corp	2,801	159,013
KEMET Corp	5,811	119,009
Knowles Corp*	9,026	137,556
Lindsay Corp	1,030	104,195
LSB Industries Inc*	1,435	11,006
Lydall Inc*	1,743	38,573
Marten Transport Ltd	3,836	74,725
Matson Inc	4,283	168,536
Moog Inc	3,255	284,650
Mueller Industries Inc	5,776	137,584
Multi-Color Corp	1,395	61,938
Myers Industries Inc	3,548	58,542
MYR Group Inc*	1,615	50,550
National Presto Industries Inc	504	64,754
Olympic Steel Inc	881	16,175
Orion Group Holdings Inc*	2,840	12,382
OSI Systems Inc*	1,710	123,804
Park Electrochemical Corp	1,909	33,999
Patrick Industries Inc*	2,374	94,295
PGT Innovations Inc*	5,837	112,479
Plexus Corp*	3,292	200,944
Powell Industries Inc	838	25,618
Proto Labs Inc*	2,724	350,552
Raven Industries Inc	3,584	144,614
Saia Inc*	2,527	152,403
Sanmina Corp*	6,831	184,710
Simpson Manufacturing Co Inc	4,136	241,956
SPX Corp*	4,195	124,088
SPX FLOW Inc*	4,202	157,701
Standex International Corp	1,287	102,574
Sturm Ruger & Co Inc	1,780	95,426
Tennant Co	1,758	105,216
Tetra Tech Inc	5,580	340,157
TimkenSteel Corp*	3,932	43,409
TopBuild Corp*	3,577	182,248
Tredegar Corp	2,521	42,000
Trex Co Inc* (a)	5,906	376,388
Triumph Group Inc	4,765	80,100
TTM Technologies Inc*	9,342	111,076
Universal Forest Products Inc	6,063	167,703
US Concrete Inc*	1,585	62,338
US Ecology Inc	2,200	153,274
Vicor Corp*	1,588	56,850
Watts Water Technologies Inc	2,791	205,864
Total Industrial		13,597,182

Technology (9.30%)
3D Systems Corp*	11,420	141,380
Agilysys Inc*	1,424	23,482
Axcelis Technologies Inc*	3,225	64,242
Bottomline Technologies DE Inc*	3,707	204,144
Brooks Automation Inc	7,078	214,888
Cabot Microelectronics Corp	2,577	276,976
CACI International Inc* (a)	2,478	408,648
CEVA Inc*	2,229	57,932
Cohu Inc	4,066	79,694
Computer Programs & Systems Inc	1,062	28,334
Cray Inc*	4,078	106,884
CSG Systems International Inc	3,263	114,433
CTS Corp	3,313	96,110
Cubic Corp	2,477	151,568
Diebold Nixdorf Inc	7,353	24,044
Digi International Inc*	2,432	28,795
Diodes Inc*	3,881	135,175
Donnelley Financial Solutions Inc*	3,281	54,661
DSP Group Inc*	2,148	26,356
Ebix Inc	2,210	104,356
Electronics For Imaging Inc*	4,489	124,256
Engility Holdings Inc*	1,753	54,816
ExlService Holdings Inc*	3,451	200,020
FormFactor Inc*	7,104	117,145
Insight Enterprises Inc*	3,525	157,145
Kopin Corp*	6,036	10,020
Kulicke & Soffa Industries Inc	6,804	146,966
LivePerson Inc*	5,605	105,766
ManTech International Corp/VA	2,644	148,857
MaxLinear Inc*	6,001	122,420
Mercury Systems Inc*	4,835	250,501
MicroStrategy Inc*	933	120,954
Monotype Imaging Holdings Inc	4,231	72,985
MTS Systems Corp	1,789	92,044
Nanometrics Inc*	2,280	73,234
NextGen Healthcare Inc*	4,741	83,205
Omnicell Inc*	3,901	301,274
OneSpan Inc*	2,814	47,754
PDF Solutions Inc*	2,557	23,652
Photronics Inc*	7,012	68,016
Power Integrations Inc	2,968	188,052
Progress Software Corp	4,672	164,268
Qualys Inc*	3,285	258,727
Rambus Inc*	11,045	96,312
Rudolph Technologies Inc*	3,191	67,713
Semtech Corp*	6,641	354,231
SPS Commerce Inc*	1,706	145,402
Sykes Enterprises Inc*	3,994	110,314
Tabula Rasa HealthCare Inc*	1,693	127,788
TiVo Corp	12,338	122,146
TTEC Holdings Inc	1,570	45,923
Ultra Clean Holdings Inc*	3,885	36,519
Unisys Corp*	5,140	69,493
Veeco Instruments Inc*	4,630	40,559
Virtusa Corp*	2,769	122,750
Xperi Corp	4,873	68,709
Total Technology		6,682,038

Utilities (2.64%)
American States Water Co		3,685	247,190
Avista Corp (a)		6,589	342,760
California Water Service Group		4,824	220,553
El Paso Electric Co		4,080	225,828
Northwest Natural Holding Co		2,888	191,561
South Jersey Industries Inc		8,579	267,665
Spire Inc (a)		5,052	398,653
Total Utilities			1,894,210

Total Common Stock (Cost $58,301,326)			76,122,941

United States Treasury Bills (1.39%)
Treasury Bill (Cost $6,489,724)	12/27/2018	1,000,000	998,530

Total Investments (Cost $59,299,763) (b) (107.30%)			77,121,471
Liabilities in Excess of Other Assets (-7.30%)			(5,247,263)
Net Assets (100.00%)			$71,874,208

*	Non-income producing security.

(a)	A portion of these shares have been pledged in connection with obligations for futures contracts.

(b)	Aggregate cost for federal income tax purpose is $59,325,234.

At November 30, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	24,287,449
Unrealized depreciation	(6,536,368)
Net unrealized appreciation	$17,751,081

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(c) Futures contracts at November 30, 2018:

Contracts - $100 times premium / delivery month / commitment / exchange

Russell 2000 MINI	Notional Amount	Value	Unrealized Appreciation
16 / DEC 2018 / Long / ICE	1,205,100	1,227,680	22,580

SHELTON CORE VALUE FUND

Portfolio of Investments (Unaudited)

11/30/2018

Security Description	Maturity Date	Shares	Value (Note 1)
Common Stock (112.55%)

Basic Materials (3.53%)
Linde PLC (a)		15,167	2,412,311
PPG Industries Inc (a)		16,000	1,749,280
Sensient Technologies Corp		8,500	546,210
Total Basic Materials			4,707,801

Communications (6.94%)
Alphabet Inc* (a)		1,600	1,751,088
Alphabet Inc* (a)		1,600	1,775,440
AT&T Inc (a)		57,669	1,801,580
Facebook Inc* (a)		11,600	1,631,076
Verizon Communications Inc (a)		37,842	2,281,873
Total Communications			9,241,057

Consumer, Cyclical (9.19%)
British American Tobacco PLC (a)		3,770	131,460
DR Horton Inc (a)		55,200	2,054,544
Ford Motor Co (a)		522,700	4,918,606
Lowe's Cos Inc (a)		31,200	2,944,344
Marriott International Inc/MD (a)		13,000	1,495,390
McDonald's Corp (a)		68	12,819
Target Corp (a)		9,639	683,983
Total Consumer, Cyclical			12,241,146

Consumer, Non-Cyclical (20.40%)
Abbott Laboratories (a)		27,810	2,059,331
AbbVie Inc (a)		33,610	3,168,415
AmerisourceBergen Corp (a)		22,912	2,036,877
Baxter International Inc (a)		27,700	1,898,835
Celgene Corp* (a)		7,514	542,661
Centene Corp* (a)		13,900	1,977,275
Colgate-Palmolive Co (a)		20,400	1,295,808
Conagra Brands Inc (a)		42,450	1,372,833
Gilead Sciences Inc (a)		31,200	2,244,528
Merck & Co Inc (a)		10,000	793,400
PayPal Holdings Inc* (a)		24,000	2,059,440
Shire PLC (a)		7,085	1,243,984
Sprouts Farmers Market Inc* (a)		230,000	5,294,600
Tyson Foods Inc (a)		20,000	1,179,000
Total Consumer, Non-Cyclical			27,166,987

Energy (12.92%)
Anadarko Petroleum Corp (a)	17,040	901,416
Baker Hughes a GE Co (a)	27,455	626,523
BP PLC (a)	81,437	3,285,983
Chevron Corp (a)	29,324	3,487,797
ConocoPhillips (a)	19,648	1,300,305
Devon Energy Corp (a)	7,352	198,725
Exxon Mobil Corp (a)	43,236	3,437,261
Royal Dutch Shell PLC (a)	36,500	2,204,600
Schlumberger Ltd (a)	39,100	1,763,410
Total Energy		17,206,020

Financial (30.28%)
Banks (20.95%)
Bank of America Corp (a)	140,000	3,976,000
The Bank of New York Mellon Corp (a)	15,050	772,216
Citigroup Inc (a)	21,300	1,380,027
The Goldman Sachs Group Inc (a)	15,850	3,022,437
JPMorgan Chase & Co (a)	71,020	7,896,713
Morgan Stanley (a)	47,050	2,088,550
State Street Corp (a)	9,600	700,992
US Bancorp (a)	60,600	3,300,276
Wells Fargo & Co (a)	87,889	4,770,615
		27,907,826
Diversified Financial Service (3.00%)
BlackRock Inc (a)	6,300	2,696,463
Intercontinental Exchange Inc (a)	15,920	1,300,982
		3,997,445
Insurance (3.21%)
Arthur J Gallagher & Co (a)	32,400	2,497,068
Aspen Insurance Holdings Ltd	26,315	1,101,546
Principal Financial Group Inc (a)	13,650	673,218
		4,271,832
Real Estate (1.43%)
Digital Realty Trust Inc (a)	16,500	1,898,160

Savings&Loans (1.69%)
New York Community Bancorp Inc	211,900	2,252,497

Total Financial		40,327,760

Industrial (8.67%)
Agilent Technologies Inc (a)		70	5,065
The Boeing Co (a)		5,800	2,011,208
Caterpillar Inc (a)		21,442	2,909,036
Masco Corp (a)		90,000	2,852,100
Northrop Grumman Corp (a)		8,600	2,234,968
Seaspan Corp		25,000	237,750
United Technologies Corp (a)		10,625	1,294,593
Total Industrial			11,544,720

Technology (17.86%)
Apple Inc (a)		14,200	2,535,836
Applied Materials Inc (a)		66,000	2,460,480
Dell Technologies Inc Class V* (a)		3,312	349,350
DXC Technology Co (a)		4,294	270,694
Hewlett Packard Enterprise Co (a)		50,000	750,000
Intel Corp (a)		61,000	3,007,910
International Business Machines Corp (a)		18,560	2,306,451
Micro Focus International PLC		6,865	133,936
Microsoft Corp (a)		37,633	4,173,122
Oracle Corp (a)		40,930	1,995,747
Paychex Inc (a)		17,000	1,202,920
Perspecta Inc (a)		2,147	45,323
QUALCOMM Inc (a)		75	4,370
Seagate Technology PLC (a)		38,000	1,637,420
Taiwan Semiconductor Manufacturing Co Ltd (a)		30,000	1,127,700
Texas Instruments Inc (a)		18,000	1,797,300
Total Technology			23,798,559

Utilities (2.76%)
Consolidated Edison Inc (a)		21,200	1,703,420
Duke Energy Corp (a)		99	8,768
Exelon Corp (a)		46	2,134
FirstEnergy Corp (a)		23,574	891,804
NextEra Energy Inc (a)		5,900	1,072,089
Total Utilities			3,678,215

Total Common Stock (Cost $109,756,839)			149,912,265

Preferred Stock (0.75%)
Amerityre Corp*,** (Cost $2,000,000)		2,000,000	1,000,000

United States Treasury Bills (4.87%)
Treasury Bill (Cost $6,489,724)	12/27/2018	6,500,000	6,490,445

Total Investments (Cost $118,246,563) (b) (118.18%)			157,402,710
Liabilities in Excess of Other Assets (-18.18%)			(24,209,661)
Net Assets (100.00%)			$133,193,049

*	Non-income producing security.
**	This security has been fair valued and deemed to be illiquid by the Advisor. At November 30, 2018, the fair value was $1,000,000, or 0.75% of net assets.

(a)	A portion of these shares have been pledged in connection with obligations for options contracts.

(b)	Aggregate cost for federal income tax purpose is $117,963,996.

At November 30, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	48,442,838
Unrealized depreciation	(9,004,121)
Net unrealized appreciation	$39,438,717

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

SCHEDULE OF SECURITIES SOLD SHORT
Written Call Options
	Expiration Date	Strike Price	Notional Amount	Value
Abbott Laboratories	1/18/2019	70.00	1,400,000	(100,800)
Alphabet Inc - Class A	12/21/2018	1,175.00	1,410,000	(4,512)
Alphabet Inc - Class C	12/21/2018	1,190.00	1,428,000	(4,800)
Apple Inc	12/21/2018	225.00	3,195,000	(710)
AT&T Inc	12/21/2018	34.00	340,000	(300)
The Bank of New York Mellon Corp	12/21/2018	55.00	825,000	(1,200)
Baxter International Inc	12/21/2018	67.50	1,404,000	(32,240)
Centene Corp	12/21/2018	145.00	2,015,500	(37,391)
Digital Realty Trust Inc	12/21/2018	110.00	1,353,000	(56,580)
Facebook Inc	12/21/2018	175.00	2,030,000	(580)
Intel Corp	12/21/2018	50.00	2,250,000	(44,100)
International Business Machines Corp	12/21/2018	125.00	2,312,500	(42,735)
Lowe's Cos Inc	12/21/2018	105.00	3,276,000	(4,368)
Marriott International Inc/MD	12/21/2018	130.00	1,261,000	(1,698)
Masco Corp	12/21/2018	33.00	1,485,000	(15,750)
Merck & Co Inc	1/18/2019	75.00	562,500	(36,375)
Oracle Corp	12/21/2018	52.50	2,147,250	(11,452)
Paychex Inc	12/21/2018	72.50	761,250	(11,288)
PayPal Holdings Inc	12/21/2018	87.50	2,100,000	(43,920)
Seagate Technology PLC	12/21/2018	47.50	1,330,000	(7,560)
Sprouts Farmers Market Inc	12/21/2018	27.50	1,375,000	(3,000)
Texas Instruments Inc	12/21/2018	100.00	900,000	(22,140)
Tyson Foods Inc	12/21/2018	65.00	1,300,000	(1,000)

Total Written Call Options			36,461,000	(484,498)
Premiums Received $637,554

NASDAQ 100 INDEX FUND

Portfolio of Investments (Unaudited)

11/30/2018

Security Description	Maturity Date	Shares	Value (Note 1)
Common Stock (100.05%)

Communications (36.77%)
Internet (26.40%)
Alphabet Inc* - Class A		19,207	21,313,048
Alphabet Inc* - Class C		19,509	21,351,235
Amazon.com Inc* (a)		31,280	52,868,517
Baidu Inc*		24,344	4,583,488
Booking Holdings Inc*		4,293	8,121,841
Ctrip.com International Ltd*		40,186	1,159,366
eBay Inc*		88,653	2,646,292
Expedia Group Inc		12,088	1,460,110
Facebook Inc* (a)		204,078	28,695,408
JD.com Inc*		78,248	1,661,205
MercadoLibre Inc		3,829	1,347,693
Netflix Inc*		40,897	11,701,859
Symantec Corp		52,618	1,163,384
			158,073,446
Media (5.95%)
Charter Communications Inc*		21,143	6,960,276
Comcast Corp		429,437	16,752,337
Liberty Global PLC* - Class A		17,321	430,080
Liberty Global PLC* - Class C		50,158	1,218,338
Sirius XM Holdings Inc		390,050	2,430,012
Twenty-First Century Fox Inc		69,431	3,404,202
Twenty-First Century Fox Inc - Class A		89,454	4,425,289
			35,620,534
Telecommunicatoins (4.42%)
Cisco Systems Inc		428,387	20,506,886
T-Mobile US Inc*		74,292	5,085,287
Vodafone Group PLC		39,481	848,447
			26,440,620

Total Communications			220,134,600

Consumer, Cyclical (8.39%)
American Airlines Group Inc	41,028	1,647,684
Costco Wholesale Corp	41,186	9,525,498
Dollar Tree Inc*	20,122	1,745,986
Fastenal Co	25,010	1,482,093
Hasbro Inc	10,768	979,888
Marriott International Inc/MD	30,942	3,559,258
O'Reilly Automotive Inc*	7,255	2,515,889
PACCAR Inc	30,605	1,904,243
Qurate Retail Inc*	38,964	865,780
Ross Stores Inc	33,227	2,910,685
Starbucks Corp	121,002	8,073,253
Tesla Inc*	14,647	5,133,481
Ulta Beauty Inc*	5,303	1,579,180
Walgreens Boots Alliance Inc	86,138	7,293,304
Wynn Resorts Ltd	8,957	979,896
Total Consumer, Cyclical		50,196,118

Consumer, Non-Cyclical (19.18%)
Alexion Pharmaceuticals Inc*	18,960	2,334,924
Align Technology Inc*	6,948	1,597,276
Amgen Inc	62,652	13,047,279
Automatic Data Processing Inc	37,716	5,560,093
Biogen Inc*	17,985	6,001,954
BioMarin Pharmaceutical Inc*	15,309	1,470,123
Celgene Corp*	66,957	4,835,635
Cintas Corp	9,259	1,734,951
DENTSPLY SIRONA Inc	19,917	752,464
Express Scripts Holding Co*	48,068	4,877,460
Gilead Sciences Inc	113,901	8,194,038
Henry Schein Inc*	13,327	1,188,768
Hologic Inc*	23,979	1,064,907
IDEXX Laboratories Inc*	7,575	1,543,482
Illumina Inc*	12,391	4,181,963
Incyte Corp*	18,354	1,179,245
Intuitive Surgical Inc*	9,509	5,048,043
The Kraft Heinz Co	105,688	5,402,771
Mondelez International Inc	127,091	5,716,553
Monster Beverage Corp*	47,863	2,856,464
Mylan NV*	46,642	1,579,298
PayPal Holdings Inc*	104,072	8,930,418
PepsiCo Inc	129,620	15,805,863
Regeneron Pharmaceuticals Inc*	8,956	3,274,761
Shire PLC	5,599	983,072
Verisk Analytics Inc*	14,348	1,769,395
Vertex Pharmaceuticals Inc*	21,464	3,880,477
Total Consumer, Non-Cyclical		114,811,677

Industrial (1.09%)
CSX Corp	75,850	5,508,986
JB Hunt Transport Services Inc	9,517	1,012,228
Total Industrial		6,521,214

Technology (34.62%)
Computers (9.49%)
Apple Inc (a)		276,821	49,434,694
Check Point Software Technologies Ltd*		14,173	1,584,683
Cognizant Technology Solutions Corp		50,043	3,564,563
Seagate Technology PLC		24,765	1,067,124
Western Digital Corp		25,103	1,139,425
			56,790,489
Semiconductors (13.42%)
Analog Devices Inc		31,286	2,875,809
Applied Materials Inc		90,700	3,381,296
ASML Holding NV		6,426	1,101,096
Broadcom Inc		40,542	9,625,076
Intel Corp		433,054	21,353,893
KLA-Tencor Corp		13,618	1,342,190
Lam Research Corp		14,168	2,223,809
Maxim Integrated Products Inc		24,385	1,363,609
Microchip Technology Inc		20,376	1,528,200
Micron Technology Inc*		100,270	3,866,411
NVIDIA Corp		57,101	9,332,016
NXP Semiconductors NV		31,695	2,642,412
QUALCOMM Inc		137,975	8,038,424
Skyworks Solutions Inc		15,824	1,151,512
Texas Instruments Inc		85,539	8,541,069
Xilinx Inc		21,298	1,969,639
			80,336,461
Software (11.71%)
Activision Blizzard Inc		64,302	3,207,384
Adobe Inc*		45,987	11,537,678
Autodesk Inc*		18,603	2,688,134
Cadence Design Systems Inc*		24,529	1,104,786
Cerner Corp*		28,919	1,674,699
Citrix Systems Inc		11,806	1,286,500
Electronic Arts Inc*		26,133	2,197,001
Fiserv Inc*		35,928	2,842,983
Intuit Inc		21,697	4,654,657
Microsoft Corp		279,349	30,977,011
NetEase Inc		6,512	1,478,680
Paychex Inc		31,231	2,209,906
Synopsys Inc*		12,896	1,185,659
Take-Two Interactive Software Inc*		9,920	1,087,926
Workday Inc*		11,912	1,953,568
			70,086,572

Total Technology			207,213,522

Total Common Stock (Cost $383,646,967)			598,877,131

United States Treasury Bills (0.98%)
Treasury Bill (Cost $5,890,778)	12/27/2018	5,900,000	5,891,327

Total Investments (Cost $389,537,745) (b) (101.03%)			604,768,458
Liabilities in Excess of Other Assets (-1.03%)			(6,146,711)
Net Assets (100.00%)			$598,621,747

*	Non-income producing security.

(a)	A portion of these shares have been pledged in connection with obligations for futures contracts.

(b)	Aggregate cost for federal income tax purpose is $389,834,542.

At November 30, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	225,959,390
Unrealized depreciation	(11,214,030)
Net unrealized appreciation	$214,745,360

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(c)	Futures contracts at November 30, 2018:

Contracts - $20 times premium / delivery month / commitment / exchange

Nasdaq 100 E-MINI	Notional Amount	Value	Unrealized Appreciation
58 / DECEMBER 2018 / Long / CME	7,963,405	8,061,420	98,015

SHELTON GREEN ALPHA FUND

Portfolio of Investments (Unaudited)

11/30/2018

		Value
Security Description	Shares	(Note 1)
Common Stock (99.54%)

Basic Materials (2.24%)
Daqo New Energy Corp*	14,000	365,680
Schnitzer Steel Industries Inc	22,000	616,220
Total Basic Materials		981,900

Communications (6.30%)
Alphabet Inc*	1,400	1,532,202
Palo Alto Networks Inc*	1,500	259,425
Sierra Wireless Inc*	60,000	963,600
Total Communications		2,755,227

Consumer, Cyclical (7.31%)
Herman Miller Inc	31,000	1,049,660
Interface Inc	20,000	324,000
Kandi Technologies Group Inc*	117,500	525,225
Tesla Inc*	3,700	1,296,776
Total Consumer, Cyclical		3,195,661

Consumer, Non-Cyclical (7.90%)
CRISPR Therapeutics AG*	12,800	490,624
Danone SA	30,000	448,050
Gilead Sciences Inc	7,500	539,550
The Hain Celestial Group Inc*	28,000	579,600
Illumina Inc*	900	303,750
Intellia Therapeutics Inc*	13,000	232,830
Invitae Corp*	46,000	640,780
OraSure Technologies Inc*	17,500	222,250
Total Consumer, Non-Cyclical		3,457,434

Energy (34.56%)
Canadian Solar Inc*	118,700	2,006,030
First Solar Inc*	44,600	1,982,470
JinkoSolar Holding Co Ltd*	83,000	960,310
Pattern Energy Group Inc	135,000	2,793,150
SolarEdge Technologies Inc*	5,200	202,436
Sunrun Inc*	140,000	2,051,000
TerraForm Power Inc	110,000	1,265,000
TPI Composites Inc*	37,000	1,006,030
Vestas Wind Systems A/S	115,000	2,854,300
Total Energy		15,120,726

Financial (7.57%)
Alexandria Real Estate Equities Inc	4,900	610,050
Hannon Armstrong Sustainable Infrastructure Capital Inc	64,000	1,462,400
Horizon Technology Finance Corp	48,800	558,760
Liberty Property Trust	15,000	679,350
Total Financial		3,310,560

Industrial (11.91%)
ABB Ltd	41,600	843,648
Advanced Energy Industries Inc*	8,600	404,544
Garmin Ltd	8,000	533,280
Ichor Holdings Ltd*	30,000	546,000
Itron Inc*	6,200	335,792
LG Display Co Ltd	54,000	420,660
SunPower Corp*	138,000	945,300
Trex Co Inc*	7,000	446,110
Universal Display Corp	8,000	734,720
Total Industrial		5,210,054

Technology (19.26%)
Analog Devices Inc	7,700	707,784
Applied Materials Inc	48,500	1,808,080
Fortinet Inc*	6,500	479,960
Gemalto NV*	12,500	358,563
International Business Machines Corp	11,500	1,429,105
Microchip Technology Inc	3,000	225,000
NVIDIA Corp	1,600	261,488
Omnicell Inc*	6,400	494,272
QUALCOMM Inc	6,800	396,168
Skyworks Solutions Inc	12,500	909,625
STMicroelectronics NV	46,500	690,525
Ultra Clean Holdings Inc*	32,500	305,500
Veeco Instruments Inc*	40,600	355,656
Total Technology		8,421,726

Utilities (2.49%)
Consolidated Water Co Ltd	88,000	1,090,320

Total Common Stock (Cost $40,872,543)		43,543,608

Total Investments (Cost $40,872,543) (a) (99.54%)		43,543,608
Other Net Assets (0.46%)		202,447
Net Assets (100.00%)		$43,746,055

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $40,901,540.

At November 30, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	7,353,644
Unrealized depreciation	(5,245,793)
Net unrealized appreciation	$2,107,851

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

CALIFORNIA TAX FREE INCOME FUND

Portfolio of Investments (Unaudited)

11/30/2018

SECURITY DESCRIPTION	Par Value	Rate	Maturity	Value (Note 1)

Municipal Bonds (97.38%)

BUTTE-GLENN COMMUNITY COLLEGE DISTRICT
Lease Revenue Bonds; 2009 Series I-1	1,000,000	4.000%	08/01/2026	1,066,200

CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD
Lease Revenue Bonds; 2009 Series I-1	3,000,000	6.125%	11/01/2029	3,121,890

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series 2010L	1,000,000	5.000%	05/01/2019	1,013,890

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Kaiser Permanente Revenue Bonds, Series 2017A-1	1,700,000	5.000%	11/01/2027	2,050,727

CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
Clean Water State Revolving Fund Revenue Bonds, Series 2016 (Green Bonds)	1,200,000	5.000%	10/01/2033	1,381,944
Clean Water State Revolving Fund Revenue Bonds, Series 2016 (Green Bonds)	200,000	2.000%	10/01/2019	200,734

TRUSTEES OF THE CALIFORNIA STATE UNIVERSITY
Systemwide Revenue Bonds; Series 2012A	1,100,000	4.000%	11/01/2030	1,151,777

STATE OF CALIFORNIA
Tax-Exempt Various Purpose General Obligation Bonds	1,000,000	1.390%	05/01/2034	1,000,000
Tax-Exempt Various Purpose General Obligation Bonds	900,000	3.000%	10/01/2028	909,153
Tax-Exempt Various Purpose General Obligation Bonds	200,000	1.300%	05/01/2034	200,000

EAST BAY MUNICIPAL UTILITY DISTRICT
Water System Revenue Bonds; 2015 Series B	2,050,000	5.000%	06/01/2026	2,413,240

EAST SIDE UNION HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds (2012 Crossover); 2006	2,975,000	5.250%	09/01/2023	3,393,969

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election of 1999 General Obligation Bonds; Series C	2,000,000	0.000%	08/01/2027	1,578,800

SUCCESSOR AGENCY TO THE LA MIRADA REDEVELOPMENT AGENCY
Subordinate Tax Allocation Refunding Bonds; 2014 Series A	1,000,000	5.000%	08/01/2023	1,131,000

LOS ANGELES CA WASTEWATER SYSTEM REVENUE
Los Angeles CA Wstwter System Revenue Bond	500,000	5.000%	06/01/2044	560,495

CITY OF LOS ANGELES
General Obligation Refunding Bonds; Series 2012-A	2,000,000	5.000%	09/01/2021	2,170,360

LOS ANGELES COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series G	865,000	5.000%	08/01/2028	988,782

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Proposition A First Tier Senior Sales Tax Revenue Refunding Bonds; Series 2012-A	1,000,000	5.000%	07/01/2021	1,083,390
Proposition C Sales Tax Revenue Refunding Bonds; Senior Bonds; Series 2013-A	1,500,000	5.000%	07/01/2023	1,705,635
Propositin A First Tier Los Angeles County Met Transport	500,000	4.000%	07/01/2028	548,135

LOS ANGELES DEPARTMENT OF WATER AND POWER
Power System Revenue Bonds; 2011 Series A	1,100,000	1.380%	07/01/2034	1,100,000
Water System Revenue Bonds; 2012 Series A	1,985,000	5.000%	07/01/2037	2,153,685

HARBOR DEPARTMENT OF THE CITY OF LOS ANGELES
Revenue Bonds; 2014 Series C	290,000	4.000%	08/01/2023	317,344

LOS RIOS COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series B	2,500,000	5.000%	08/01/2032	2,781,725

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds; 2008 Authorization, Series C	1,000,000	5.000%	07/01/2035	1,017,770

MIDPENINSULA REGIONAL OPEN SPACE DISTRICT
Midpeninsula Regional Open Space District	200,000	4.000%	09/01/2021	211,876

MT. DIABLO UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds; Election Of 2002, Series B	500,000	5.000%	07/01/2020	525,850

MT. SAN ANTONIO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2008, Series 2013A	2,345,000	5.000%	08/01/2034	2,620,233

PASADENA ELECTRIC REVENUE
Electric Revenue Refunding Bonds; Series 2010A	1,205,000	4.000%	06/01/2020	1,245,645

RANCHO SANTIAGO COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2012	1,380,000	4.000%	09/01/2020	1,434,938

REGENTS OF THE UNIVERSITY OF CALIFORNIA
General Revenue Bonds; 2014 Series AM	925,000	5.000%	05/01/2029	1,055,203

ROSEVILLE FINANCE AUTHORITY ELECTRIC SYSTEM REVENUE
Electric System Revenue Refunding Bonds; Series 2013	750,000	5.000%	02/01/2025	843,315

ROSEVILLE NATURAL GAS FINANCING AUTHORITY
Gas Revenue Bonds; Series 2007	1,000,000	5.000%	02/01/2024	1,104,710

SACRAMENTO MUNICIPAL UTILITY DISTRICT
Electric Revenue Bonds; 1997 Series K	1,000,000	5.250%	07/01/2024	1,127,630

SAN DIEGO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2002, Series 2013	1,175,000	5.000%	08/01/2027	1,326,763

SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
San Francisco BART District GO Bonds 2017 Series A-1 (Green Bonds)	645,000	4.000%	08/01/2034	686,422
San Francisco BART District GO Bonds 2017 Refunding Series E (Green Bonds)	2,300,000	5.000%	08/01/2036	2,661,353

CITY AND COUNTY OF SAN FRANCISCO
General Obligation Bonds (Clean and Safe Neighborhood Parks Bonds, 2012); Series 2013A	1,000,000	4.000%	06/01/2033	1,033,480

CITY AND COUNTY AIRPORT OF SAN FRANCISCO
General Obligation Bonds (Clean and Safe Neighborhood Parks Bonds, 2012); Series 2013A	500,000	5.000%	05/01/2020	523,145

SAN FRANCISCO CITY AND COUNTY PUBLIC UTILITIES COMMISSION WASTEWATER REVENUE
San Francisco City & County Public Utilities Commission Wastewater Revenue	700,000	4.000%	10/01/2021	742,063
San Francisco City & County Public Utilities Commission Wastewater Revenue	1,000,000	5.000%	11/01/2034	1,163,900

PUBLIC UTILITIES COMMISSION WATER REVENUE OF SAN FRANCISCO
City of San Francisco CA Public Utilities Commission Water Revenue	1,170,000	5.000%	11/01/2036	1,313,173
San Francisco City and Green Bond Series A	680,000	5.000%	11/01/2030	777,743

SANTA CLARA VALLEY TRANSPORTATION AUTHORITY
2000 Measure A Sales Tax Revenue Refunding Bonds; 2015 Series A	1,000,000	5.000%	04/01/2034	1,129,860

SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Election of 2004, Series 2005	2,500,000	0.000%	08/01/2029	1,767,450

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Windy Point/Windy Flats Project Revenue Bonds; 2010-1	1,000,000	5.000%	07/01/2023	1,048,400
Souther California Public Power Authority Windy Pt/Windy Flats Project 1	1,400,000	5.000%	07/01/2026	1,465,982

TUOLUMNE WIND PROJECT AUTHORITY
Tuolumne Wind Project Authority	1,000,000	5.000%	01/01/2020	1,035,860

WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; 2001 Election, Series B	3,595,000	0.000%	09/01/2029	2,505,427

Total Municipal Bonds (Cost $62,873,915)				64,391,066

Variable Rate Demand Notes* (1.70%)
California Health Facilities Financing Authority***	1,000,000	5.000%**	07/01/2043	1,024,590
Metropolitan Water District of Southern California***	100,000	1.430%**	07/01/2035	100,000
Total Variable Rate Demand Notes (Cost $1,124,590)				1,124,590

Total Investments (Cost $63,998,505) (a) (99.08%)				65,515,656
Other Net Assets (0.92%)				606,599
Net Assets (100.00%)				$66,122,255

(a)	Aggregate cost for federal income tax purposes is $63,978,461.

At November 30, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	2,039,136
Unrealized depreciation	(501,943)
Net unrealized appreciation	$1,537,193

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

*	Stated maturity reflects next reset date.
**	Rate Effective as of November 30, 2018.
***	In accordance with the offering documents, daily interest rates are determined by the Remarketing Agents.

U.S. GOVERNMENT SECURITIES FUND

Portfolio of Investments (Unaudited)

11/30/2018

				Value
Security Description	Par Value	Rate	Maturity	(Note 1)

Government National Mortgage Association (5.16%)
	397,805	3.500	11/20/2044	394,288
	36,898	5.500	01/15/2025	39,395
	139,164	5.500	04/15/2036	151,844
	14,973	5.000	07/15/2020	15,646
	101,034	6.000	01/15/2026	109,339
	161,548	5.000	03/15/2038	171,771
	73,813	6.000	06/15/2038	79,410
Total Government National Mortgage Association (Cost $941,054)				961,693

United States Treasury Bills (0.00%)
	1,000,000	0.000	01/03/2019	998,076

United States Treasury Bonds (6.08%)
	400,000	6.375	08/15/2027	503,453
	500,000	5.000	05/15/2037	629,941
Total United States Treasury Bonds (Cost $2,575,699)				1,133,394

United States Treasury Notes (82.50%)
	800,000	6.000	02/15/2026	959,406
	400,000	2.750	08/15/2042	363,828
	900,000	2.250	08/15/2027	848,988
	1,300,000	2.125	02/29/2024	1,252,646
	1,800,000	2.750	02/15/2019	1,801,335
	2,100,000	2.625	08/15/2020	2,093,233
	2,000,000	3.625	02/15/2021	2,034,297
	2,000,000	2.000	02/15/2022	1,949,180
	2,000,000	2.500	08/15/2023	1,968,516
	2,200,000	2.125	05/15/2025	2,097,305
Total United States Treasury Notes (Cost $14,449,329)				15,368,734

Total Investments (Cost $18,964,093) (a) (99.10%)				18,461,897
Other Net Assets (0.90%)				168,544
Net Assets (100.00%)				$18,630,441

(a)	Aggregate cost for federal income tax purposes is $18,964,093.

At November 30, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	41,824
Unrealized depreciation	(544,019)
Net unrealized depreciation	$(502,195)

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

SHORT-TERM U.S. GOVERNMENT BOND FUND

Portfolio of Investments (Unaudited)

11/30/2018

				Value
Security Description	Par Value	Rate	Maturity	(Note 1)

Government National Mortgage Association (1.54%)
	31,629	4.125	06/20/2034	32,332
	62,067	3.125	11/20/2034	64,502
Total Government National Mortgage Association (Cost $94,129)				96,834

United States Treasury Bill (0.00%)
	200,000	0.000	01/17/2019	199,432

United States Treasury Notes (94.38%)
	1,000,000	2.125	01/31/2021	985,508
	900,000	1.250	01/31/2019	898,462
	700,000	1.000	06/30/2019	693,670
	1,100,000	1.375	01/31/2020	1,082,662
	1,000,000	2.000	07/31/2020	986,875
	300,000	1.625	06/30/2019	298,342
	800,000	2.250	07/31/2021	788,156
	200,000	2.125	06/30/2022	195,078
Total United States Treasury Notes (Cost $5,982,576)				5,928,753

Total Investments (Cost $6,276,115) (a) (99.09%)				6,225,019
Other Net Assets (0.91%)				57,008
Net Assets (100.00%)				$6,282,027

(a)	Aggregate cost for federal income tax purposes is $6,276,115.

At November 30, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	2,726
Unrealized depreciation	(53,823)
Net unrealized depreciation	$(51,096)

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

THE UNITED STATES TREASURY TRUST

Portfolio of Investments (Unaudited)

11/30/2018

			Value
Security Description	Par Value	Maturity	(Note 1)

United States Treasury Bills, DN (a) (99.66%)
	8,000,000	12/06/2018	7,997,659
	11,000,000	01/03/2019	10,977,926
	5,900,000	12/13/2018	5,895,795
	4,700,000	12/20/2018	4,694,748
	5,400,000	02/07/2019	5,377,066
	7,500,000	02/14/2019	7,463,752
	4,200,000	02/21/2019	4,177,762
	7,000,000	03/07/2019	6,957,234
Total United States Treasury Bills, DN (Cost $53,541,942)			53,541,942

Total Investments (Cost $53,541,942) (b) (99.66%)			53,541,942
Other Net Assets (0.34%)			182,809
Net Assets (100.00%)			$53,724,751

(a)	Discount Note. Yield to maturity is between 2.14% - 2.37%.

(b)	Aggregate cost for federal income tax purposes is $53,541,942.

Because tax adjustments are calculated annually, the above tax figure reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

Fair Value Measurements

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust's securities at November 30, 2018 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)			Level 1(a)	Level 1(a)
Fund	Investments in Securities(b)	Investments in Securities(c)	Investments in Securities		Total Assets	Futures Contracts - Liabilities d)	Written Options - Liabilities	Total
California Tax-Free Income Fund	-	65,515,656	-		65,515,656	-	-	-
U.S. Government Securities Fund	-	18,461,897	-		18,461,897	-	-	-
Short-Term U.S. Government Bond Fund	-	6,225,019	-		6,225,019	-	-	-
The United States Treasury Trust Fund	-	53,541,942	-		53,541,942	-	-	-
S&P 500 Index Fund	181,591,671	-	-		181,591,671	8,340	-	8,340
S&P MidCap Index Fund	117,778,283	-	-		117,778,283	6,250	-	6,250
S&P SmallCap Index Fund	76,122,941	998,530	-		77,121,471	5,680	-	5,680
Shelton Core Value Fund	149,912,265	6,490,445	1,000,000	(e)	157,402,710		(484,498)	(484,498)
Nasdaq-100 Index Fund	598,877,131	5,891,327	-		604,768,458	39,464		39,464
Shelton Green Alpha Fund	43,543,608	-	-		43,543,608	-	-	-

(a)	It is the Fund's policy to recognize transfers between levels on the last day of the fiscal reporting period. There were no transfers in or out of Level 1, Level 2, and Level 3 as of FYE
(b)	All publicly traded common stocks and preferred stocks held in the Funds are Level 1 securities. For a detailed break-out of equity securities by major industry classification, please refer to the Portfolio of Investments.
(c)	All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.
(d)	Represents variation margin on the last day of the reporting period.
(e)	Preferred Stock

Level 3 Securities	Shelton Core Value Fund
Beginning Balance	$1,000,000
Net Purchases	-
Net Sales	-
Total Realized Gain (Loss)	-
Change in Unrealized Appreciation (Depreciation)	-
Accrued Interest	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$1,000,000

	Fair Value as of 11/30/18	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Amerityre Corp. 5% Preferred Conv.	$1,000,000	Market comparables and estimated recovery proceeds	*Market quotes, yield quotes and option valuation	$0.50	Changes in the market quotes and option valuation will result in direct and proportional changes in the value of the security

*	Market quote on Amerityre common stock, five-year treasury yield and the option value of the conversion of preferred stock to common stock.

Item 2.	Controls and Procedures

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, in connection with the preparations of this Quarterly Schedule of Portfolio of Investments.

Item 3.	Exhibits

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Funds

By	/s/ Stephen C. Rogers
Stephen C. Rogers,
Chairman (as Principal Executive Officer)

Date	January 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers,
Chairman (as Principal Executive Officer)

Date	January 29, 2019

By	/s/ William P. Mock
William P. Mock
Treasurer (as Principal Financial Officer)

Date	January 29, 2019